As filed with the Securities and Exchange Commission on September 2, 2022

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end:        December 31

Date of reporting period:     June 30, 2022

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

SEMI-ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
Syntax Stratified Total Market II ETF
June 30, 2022

Syntax ETF Trust
Semi-Annual Report
June 30, 2022
(Unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Syntax Stratified LargeCap ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	1,233	$159,563
A O Smith Corp.	2,637	144,191
Abbott Laboratories	580	63,017
AbbVie, Inc.	1,674	256,390
ABIOMED, Inc.(a)	337	83,411
Accenture PLC, Class A	593	164,646
Activision Blizzard, Inc.	4,451	346,555
Adobe, Inc.(a)	437	159,968
Advance Auto Parts, Inc.	708	122,548
Advanced Micro Devices, Inc.(a)	1,432	109,505
AES Corp.	18,511	388,916
Aflac, Inc.	3,063	169,476
Agilent Technologies, Inc.	945	112,238
Air Products and Chemicals, Inc.	197	47,375
Akamai Technologies, Inc.(a)	3,496	319,290
Alaska Air Group, Inc.(a)	3,482	139,454
Albemarle Corp.	203	42,423
Alexandria Real Estate Equities, Inc., REIT	775	112,398
Align Technology, Inc.(a)	496	117,388
Allegion PLC	653	63,929
Alliant Energy Corp.	1,435	84,105
Allstate Corp.	1,366	173,113
Alphabet, Inc., Class A(a)	76	165,624
Alphabet, Inc., Class C(a)	76	166,246
Altria Group, Inc.	7,831	327,101
Amazon.com, Inc.(a)	1,250	132,763
Amcor PLC	6,672	82,933
Ameren Corp.	955	86,294
American Airlines Group, Inc.(a)	10,415	132,062
American Electric Power Co., Inc.	2,598	249,252
American Express Co.	293	40,616
American International Group, Inc.	4,775	244,146
American Tower Corp., REIT	229	58,530
American Water Works Co., Inc.	2,301	342,320
Ameriprise Financial, Inc.	453	107,669
AmerisourceBergen Corp.	1,416	200,336
AMETEK, Inc.	1,108	121,758
Amgen, Inc.	1,002	243,787
Amphenol Corp., Class A	3,778	243,228
Analog Devices, Inc.	1,442	210,662
ANSYS, Inc.(a)	702	167,982
Aon PLC, Class A	143	38,564
APA Corp.	1,311	45,754
Apple, Inc.	3,718	508,325
Applied Materials, Inc.	1,674	152,301
Aptiv PLC(a)	3,781	336,774
Archer-Daniels-Midland Co.	6,030	467,928
Arista Networks, Inc.(a)	2,156	202,103
Arthur J Gallagher & Co.	245	39,945
Assurant, Inc.	978	169,047
AT&T, Inc.	12,345	258,751
Security Description	Shares	Value
Atmos Energy Corp.	3,044	$341,232
Autodesk, Inc.(a)	908	156,140
Automatic Data Processing, Inc.	1,071	224,953
AutoZone, Inc.(a)	62	133,245
AvalonBay Communities, Inc., REIT	662	128,594
Avery Dennison Corp.	375	60,701
Baker Hughes Co.	9,659	278,855
Ball Corp.	1,243	85,481
Bank of America Corp.	3,843	119,633
Bank of New York Mellon Corp.	2,650	110,532
Bath & Body Works, Inc.	10,056	270,708
Baxter International, Inc.	698	44,833
Becton Dickinson and Co.	200	49,306
Berkshire Hathaway, Inc., Class B(a)	1,746	476,693
Best Buy Co., Inc.	3,523	229,664
Biogen, Inc.(a)	1,218	248,399
Bio-Rad Laboratories, Inc., Class A(a)	252	124,740
Bio-Techne Corp.	335	116,124
BlackRock, Inc.	183	111,454
Boeing Co.(a)	1,340	183,205
Booking Holdings, Inc.(a)	105	183,644
BorgWarner, Inc.	10,211	340,741
Boston Properties, Inc., REIT	1,176	104,640
Boston Scientific Corp.(a)	1,713	63,844
Bristol-Myers Squibb Co.	3,208	247,016
Broadcom, Inc.	420	204,040
Broadridge Financial Solutions, Inc.	815	116,178
Brown & Brown, Inc.	681	39,730
Brown-Forman Corp., Class B	3,729	261,627
Cadence Design Systems, Inc.(a)	2,284	342,669
Caesars Entertainment, Inc.(a)	1,244	47,645
Camden Property Trust	957	128,697
Campbell Soup Co.	4,660	223,913
Capital One Financial Corp.	3,028	315,487
Cardinal Health, Inc.	3,818	199,567
CarMax, Inc.(a)	1,327	120,067
Carnival Corp.(a)	7,709	66,683
Carrier Global Corp.	1,860	66,328
Catalent, Inc.(a)	2,253	241,724
Caterpillar, Inc.	792	141,578
Cboe Global Markets, Inc.	414	46,861
CBRE Group, Inc., Class A(a)	514	37,836
CDW Corp.	764	120,376
Celanese Corp.	472	55,512
Centene Corp.(a)	3,424	289,705
CenterPoint Energy, Inc.	8,474	250,661
Ceridian HCM Holding, Inc.(a)	4,339	204,280
CF Industries Holdings, Inc.	977	83,758
CH Robinson Worldwide, Inc.	844	85,556
Charles River Laboratories International, Inc.(a)	511	109,339
Charles Schwab Corp.	4,099	258,975

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Charter Communications, Inc., Class A(a)	721	$337,810
Chevron Corp.	4,372	632,978
Chipotle Mexican Grill, Inc.(a)	383	500,681
Chubb Ltd.	1,016	199,725
Church & Dwight Co., Inc.	5,949	551,234
Cigna Corp.	803	211,607
Cincinnati Financial Corp.	1,711	203,575
Cintas Corp.	513	191,621
Cisco Systems, Inc.	4,701	200,451
Citigroup, Inc.	2,679	123,207
Citizens Financial Group, Inc.	1,547	55,212
Citrix Systems, Inc.	2,319	225,337
Clorox Co.	3,900	549,822
CME Group, Inc.	233	47,695
CMS Energy Corp.	1,258	84,915
Coca-Cola Co.	4,155	261,391
Cognizant Technology Solutions Corp., Class A	1,623	109,536
Colgate-Palmolive Co.	6,671	534,614
Comcast Corp., Class A	8,174	320,748
Comerica, Inc.	2,716	199,300
Conagra Brands, Inc.	6,727	230,332
ConocoPhillips	544	48,857
Consolidated Edison, Inc.	2,682	255,058
Constellation Brands, Inc., Class A	1,070	249,374
Constellation Energy Corp.	6,408	366,922
Cooper Companies, Inc.	380	118,986
Copart, Inc.(a)	2,097	227,860
Corning, Inc.	7,677	241,902
Corteva, Inc.	1,474	79,802
Costco Wholesale Corp.	1,656	793,688
Coterra Energy, Inc.	7,436	191,774
Crown Castle International Corp., REIT	325	54,724
CSX Corp.	2,804	81,484
Cummins, Inc.	334	64,639
CVS Health Corp.	7,311	677,437
Danaher Corp.	507	128,535
Darden Restaurants, Inc.	4,260	481,891
DaVita, Inc.(a)	915	73,163
Deere & Co.	510	152,730
Delta Air Lines, Inc.(a)	4,376	126,773
DENTSPLY SIRONA, Inc.	1,335	47,700
Devon Energy Corp.	3,452	190,240
Dexcom, Inc.(a)	1,740	129,682
Diamondback Energy, Inc.	416	50,398
Digital Realty Trust, Inc., REIT	2,596	337,039
Discover Financial Services	3,472	328,382
DISH Network Corp., Class A(a)	12,725	228,159
Dollar General Corp.	728	178,680
Dollar Tree, Inc.(a)	1,094	170,500
Dominion Energy, Inc.	3,224	257,307
Domino's Pizza, Inc.	1,350	526,108
Security Description	Shares	Value
Dover Corp.	1,318	$159,900
Dow, Inc.	1,097	56,616
DR Horton, Inc.	3,634	240,534
DTE Energy Co.	2,000	253,500
Duke Energy Corp.	790	84,696
Duke Realty Corp., REIT	1,139	62,588
DuPont de Nemours, Inc.	760	42,241
DXC Technology Co.(a)	3,461	104,903
Eastman Chemical Co.	483	43,359
Eaton Corp. PLC	1,859	234,215
eBay, Inc.	3,416	142,345
Ecolab, Inc.	306	47,051
Edison International	3,820	241,577
Edwards Lifesciences Corp.(a)	685	65,137
Electronic Arts, Inc.	2,546	309,721
Elevance Health, Inc.	564	272,175
Eli Lilly & Co.	806	261,329
Emerson Electric Co.	423	33,645
Enphase Energy, Inc.(a)	1,299	253,617
Entergy Corp.	2,209	248,822
EOG Resources, Inc.	440	48,594
EPAM Systems, Inc.(a)	373	109,953
Equifax, Inc.	308	56,296
Equinix, Inc., REIT	521	342,307
Equity Residential, REIT	1,770	127,829
Essex Property Trust, Inc., REIT	474	123,956
Estee Lauder Companies, Inc., Class A	2,043	520,291
Etsy, Inc.(a)	1,992	145,834
Everest Re Group Ltd.	737	206,566
Evergy, Inc.	1,278	83,390
Eversource Energy	970	81,936
Exelon Corp.	8,326	377,334
Expedia Group, Inc.(a)	1,978	187,574
Expeditors International of Washington, Inc.	865	84,303
Extra Space Storage, Inc., REIT	766	130,312
Exxon Mobil Corp.	7,624	652,919
F5, Inc.(a)	1,301	199,105
FactSet Research Systems, Inc.	159	61,147
Fastenal Co.	2,458	122,703
Federal Realty OP L.P.	664	63,571
FedEx Corp.	415	94,085
Fidelity National Information Services, Inc.	582	53,352
Fifth Third Bancorp	1,588	53,357
First Republic Bank	1,446	208,513
FirstEnergy Corp.	6,293	241,588
Fiserv, Inc.(a)	607	54,005
FleetCor Technologies, Inc.(a)	186	39,080
FMC Corp.	759	81,221
Ford Motor Co.	20,033	222,967
Fortinet, Inc.(a)	5,890	333,256
Fortive Corp.	620	33,716
Fortune Brands Home & Security, Inc.	2,351	140,778

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Fox Corp., Class A	3,150	$101,304
Fox Corp., Class B	3,408	101,218
Franklin Resources, Inc.	4,627	107,855
Freeport-McMoRan, Inc.	8,467	247,744
Garmin Ltd.	5,110	502,057
Gartner, Inc.(a)	460	111,242
Generac Holdings, Inc.(a)	264	55,593
General Dynamics Corp.	761	168,371
General Electric Co.	2,396	152,553
General Mills, Inc.	3,200	241,440
General Motors Co.(a)	7,298	231,784
Genuine Parts Co.	936	124,488
Gilead Sciences, Inc.	3,961	244,829
Global Payments, Inc.	382	42,264
Globe Life, Inc.	1,858	181,099
Goldman Sachs Group, Inc.	885	262,863
Halliburton Co.	8,404	263,549
Hartford Financial Services Group, Inc.	3,740	244,708
Hasbro, Inc.	2,254	184,558
HCA Healthcare, Inc.	1,734	291,416
Healthpeak Properties, Inc., REIT	3,326	86,177
Henry Schein, Inc.(a)	2,512	192,771
Hershey Co.	900	193,644
Hess Corp.	500	52,970
Hewlett Packard Enterprise Co.	17,939	237,871
Hilton Worldwide Holdings, Inc.	887	98,847
Hologic, Inc.(a)	1,780	123,354
Home Depot, Inc.	878	240,809
Honeywell International, Inc.	918	159,558
Hormel Foods Corp.	11,139	527,543
Host Hotels & Resorts, Inc., REIT	6,090	95,491
Howmet Aerospace, Inc.	2,046	64,347
HP, Inc.	14,478	474,589
Humana, Inc.	610	285,523
Huntington Bancshares, Inc.	4,554	54,785
Huntington Ingalls Industries, Inc.	602	131,128
IDEX Corp.	1,038	188,532
IDEXX Laboratories, Inc.(a)	369	129,419
Illinois Tool Works, Inc.	868	158,193
Illumina, Inc.(a)	555	102,320
Incyte Corp.(a)	3,411	259,134
Ingersoll Rand, Inc.	4,127	173,664
Intel Corp.	3,472	129,888
Intercontinental Exchange, Inc.	467	43,917
International Business Machines Corp.	827	116,764
International Flavors & Fragrances, Inc.	384	45,742
International Paper Co.	1,421	59,440
Interpublic Group of Companies, Inc.	3,916	107,807
Intuit, Inc.	594	228,951
Intuitive Surgical, Inc.(a)	413	82,893
Invesco Ltd.	6,571	105,990
IQVIA Holdings, Inc.(a)	552	119,778
Security Description	Shares	Value
Iron Mountain, Inc., REIT	1,113	$54,192
J M Smucker Co.	1,704	218,129
Jack Henry & Associates, Inc.	318	57,246
Jacobs Engineering Group, Inc.	2,973	377,957
JB Hunt Transport Services, Inc.	513	80,782
Johnson & Johnson	1,397	247,981
Johnson Controls International PLC	1,344	64,351
JPMorgan Chase & Co.	1,069	120,380
Juniper Networks, Inc.	7,091	202,093
Kellogg Co.	2,751	196,256
Keurig Dr Pepper, Inc.	7,196	254,666
KeyCorp	3,195	55,050
Keysight Technologies, Inc.(a)	1,457	200,847
Kimberly-Clark Corp.	3,998	540,330
Kimco Realty Corp., REIT	3,293	65,103
Kinder Morgan, Inc.	17,886	299,769
KLA Corp.	512	163,369
Kraft Heinz Co.	5,843	222,852
Kroger Co.	15,007	710,281
L3Harris Technologies, Inc.	531	128,343
Laboratory Corp. of America Holdings	754	176,707
Lam Research Corp.	364	155,119
Lamb Weston Holdings, Inc.	3,286	234,818
Las Vegas Sands Corp.(a)	1,693	56,868
Leidos Holdings, Inc.	1,123	113,097
Lennar Corp., Class A	3,429	241,985
Lincoln National Corp.	3,329	155,697
Linde PLC(a)	158	45,430
Live Nation Entertainment, Inc.(a)	918	75,808
LKQ Corp.	2,581	126,701
Lockheed Martin Corp.	293	125,978
Loews Corp.	8,471	501,991
Lowe's Companies, Inc.	1,373	239,822
Lumen Technologies, Inc.	30,253	330,060
LyondellBasell Industries N.V., Class A	662	57,899
M&T Bank Corp.	347	55,308
Marathon Oil Corp.	2,111	47,455
Marathon Petroleum Corp.	4,710	387,209
MarketAxess Holdings, Inc.	163	41,730
Marriott International, Inc., Class A	703	95,615
Marsh & McLennan Companies, Inc.	254	39,434
Martin Marietta Materials, Inc.	533	159,495
Masco Corp.	2,797	141,528
Mastercard, Inc., Class A	132	41,643
Match Group, Inc.(a)	4,451	310,190
McCormick & Co., Inc.	2,486	206,959
McDonald's Corp.	2,151	531,039
McKesson Corp.	656	213,994
Medtronic PLC	691	62,017
Merck & Co., Inc.	2,763	251,903
Meta Platforms, Inc., Class A(a)	1,938	312,502
MetLife, Inc.	2,675	167,963

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Mettler-Toledo International, Inc.(a)	93	$106,836
MGM Resorts International	1,785	51,676
Microchip Technology, Inc.	2,125	123,420
Micron Technology, Inc.	2,174	120,179
Microsoft Corp.	2,693	691,643
Mid-America Apartment Communities, Inc., REIT	759	132,575
Moderna, Inc.(a)	1,889	269,844
Mohawk Industries, Inc.(a)	1,158	143,696
Molina Healthcare, Inc.(a)	982	274,577
Molson Coors Beverage Co., Class B	4,887	266,390
Mondelez International, Inc., Class A	3,147	195,397
Monolithic Power Systems, Inc.	538	206,614
Monster Beverage Corp.(a)	2,929	271,518
Moody's Corp.	201	54,666
Morgan Stanley	3,298	250,846
Mosaic Co.	1,594	75,285
Motorola Solutions, Inc.	2,436	510,586
MSCI, Inc.	139	57,289
Nasdaq, Inc.	306	46,677
NetApp, Inc.	3,819	249,152
Netflix, Inc.(a)	1,237	216,314
Newell Brands, Inc.	10,020	190,781
Newmont Corp.	5,085	303,422
News Corp., Class A	6,175	96,207
News Corp., Class B	6,078	96,579
NextEra Energy, Inc.	3,367	260,808
Nielsen Holdings PLC	4,653	108,043
NIKE, Inc., Class B	2,964	302,921
NiSource, Inc.	11,328	334,063
Nordson Corp.	175	35,427
Norfolk Southern Corp.	374	85,006
Northern Trust Corp.	1,122	108,251
Northrop Grumman Corp.	277	132,564
NortonLifeLock, Inc.	14,836	325,799
Norwegian Cruise Line Holdings Ltd.(a)	6,475	72,002
NRG Energy, Inc.	8,706	332,308
Nucor Corp.	2,830	295,480
NVIDIA Corp.	805	122,030
NVR, Inc.(a)	57	228,236
NXP Semiconductors N.V.	1,277	189,034
Occidental Petroleum Corp.	997	58,703
Old Dominion Freight Line, Inc.	345	88,417
Omnicom Group, Inc.	1,671	106,292
ON Semiconductor Corp.(a)	3,776	189,971
ONEOK, Inc.	5,255	291,652
Oracle Corp.	5,067	354,031
O'Reilly Automotive, Inc.(a)	207	130,774
Organon & Co.	6,785	228,994
Otis Worldwide Corp.	952	67,278
PACCAR, Inc.	1,996	164,351
Packaging Corp. of America	421	57,888
Security Description	Shares	Value
Paramount Global, Class B	7,271	$179,448
Parker-Hannifin Corp.	264	64,957
Paychex, Inc.	1,884	214,531
Paycom Software, Inc.(a)	772	216,253
PayPal Holdings, Inc.(a)	722	50,424
Penn National Gaming, Inc.(a)	1,759	53,509
Pentair PLC	4,002	183,172
PepsiCo, Inc.	1,174	195,659
PerkinElmer, Inc.	799	113,634
Pfizer, Inc.	4,813	252,346
Philip Morris International, Inc.	3,747	369,979
Phillips 66	4,807	394,126
Pinnacle West Capital Corp.	1,156	84,527
Pioneer Natural Resources Co.	239	53,316
PNC Financial Services Group, Inc.	361	56,955
Pool Corp.	332	116,608
PPG Industries, Inc.	589	67,346
PPL Corp.	3,005	81,526
Principal Financial Group, Inc.	2,566	171,383
Procter & Gamble Co.	3,596	517,069
Progressive Corp.	1,498	174,172
Prologis, Inc., REIT	481	56,590
Prudential Financial, Inc.	1,734	165,909
PTC, Inc.(a)	1,558	165,678
Public Service Enterprise Group, Inc.	3,901	246,855
Public Storage, REIT	415	129,758
PulteGroup, Inc.	6,080	240,950
PVH Corp.	5,187	295,140
Qorvo, Inc.(a)	2,241	211,371
QUALCOMM, Inc.	1,704	217,669
Quanta Services, Inc.	3,030	379,780
Quest Diagnostics, Inc.	1,296	172,342
Ralph Lauren Corp.	3,410	305,706
Raymond James Financial, Inc.	2,856	255,355
Raytheon Technologies Corp.	1,780	171,076
Realty Income Corp., REIT	1,030	70,308
Regency Centers Corp., REIT	1,114	66,071
Regeneron Pharmaceuticals, Inc.(a)	425	251,230
Regions Financial Corp.	2,818	52,838
Republic Services, Inc.	1,511	197,745
ResMed, Inc.	613	128,503
Robert Half International, Inc.	2,014	150,828
Rockwell Automation, Inc.	174	34,680
Rollins, Inc.	5,645	197,123
Roper Technologies, Inc.	94	37,097
Ross Stores, Inc.	6,613	464,431
Royal Caribbean Cruises Ltd.(a)	1,859	64,898
S&P Global, Inc.	176	59,323
Salesforce, Inc.(a)	1,911	315,391
SBA Communications Corp., REIT	175	56,009
Schlumberger N.V.	7,206	257,687
Seagate Technology Holdings PLC	3,170	226,465

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	1,421	$82,020
Sempra Energy	550	82,649
ServiceNow, Inc.(a)	483	229,676
Sherwin-Williams Co.	275	61,575
Signature Bank	1,016	182,077
Simon Property Group, Inc., REIT	676	64,166
Skyworks Solutions, Inc.	2,266	209,922
Snap-on, Inc.	921	181,465
SolarEdge Technologies, Inc.(a)	901	246,586
Southern Co.	1,176	83,861
Southwest Airlines Co.(a)	3,816	137,834
Stanley Black & Decker, Inc.	1,737	182,142
Starbucks Corp.	6,745	515,251
State Street Corp.	1,736	107,024
STERIS PLC	380	78,337
Stryker Corp.	592	117,767
SVB Financial Group(a)	455	179,720
Synchrony Financial	10,805	298,434
Synopsys, Inc.(a)	1,113	338,018
Sysco Corp.	9,353	792,293
T Rowe Price Group, Inc.	989	112,360
Take-Two Interactive Software, Inc.(a)	2,658	325,685
Tapestry, Inc.	10,412	317,774
Target Corp.	1,132	159,872
TE Connectivity Ltd.	2,070	234,220
Teledyne Technologies, Inc.(a)	103	38,636
Teleflex, Inc.	188	46,220
Teradyne, Inc.	1,752	156,892
Tesla, Inc.(a)	367	247,145
Texas Instruments, Inc.	1,440	221,256
Textron, Inc.	2,712	165,622
Thermo Fisher Scientific, Inc.	208	113,002
TJX Companies, Inc.	8,662	483,773
T-Mobile US, Inc.(a)	1,954	262,891
Tractor Supply Co.	654	126,778
Trane Technologies PLC	534	69,351
TransDigm Group, Inc.(a)	119	63,864
Travelers Companies, Inc.	1,204	203,633
Trimble, Inc.(a)	584	34,006
Truist Financial Corp.	1,239	58,766
Twitter, Inc.(a)	8,736	326,639
Tyler Technologies, Inc.(a)	672	223,427
Tyson Foods, Inc., Class A	6,074	522,728
UDR, Inc., REIT	2,852	131,306
Ulta Beauty, Inc.(a)	622	239,769
Union Pacific Corp.	410	87,445
United Airlines Holdings, Inc.(a)	3,724	131,904
United Parcel Service, Inc., Class B	488	89,080
United Rentals, Inc.(a)	455	110,524
UnitedHealth Group, Inc.	561	288,146
Universal Health Services, Inc., Class B	2,968	298,907
Security Description	Shares	Value
US Bancorp	1,165	$53,613
Valero Energy Corp.	3,641	386,965
Ventas, Inc., REIT	1,619	83,265
VeriSign, Inc.(a)	2,015	337,170
Verisk Analytics, Inc.	347	60,062
Verizon Communications, Inc.	5,023	254,917
Vertex Pharmaceuticals, Inc.(a)	945	266,292
VF Corp.	7,194	317,759
Viatris, Inc.	21,457	224,655
VICI Properties, Inc.	1,899	56,571
Visa, Inc., Class A	230	45,285
Vornado Realty Trust, REIT	3,629	103,753
Vulcan Materials Co.	1,089	154,747
W R Berkley Corp.	2,990	204,097
Walgreens Boots Alliance, Inc.	16,387	621,067
Walmart, Inc.	6,299	765,832
Walt Disney Co.(a)	2,051	193,614
Warner Bros Discovery, Inc.(a)	13,739	184,377
Waste Management, Inc.	1,265	193,520
Waters Corp.(a)	344	113,857
WEC Energy Group, Inc.	863	86,852
Wells Fargo & Co.	3,184	124,717
Welltower, Inc., REIT	1,036	85,315
West Pharmaceutical Services, Inc.	178	53,822
Western Digital Corp.(a)	4,726	211,867
Westinghouse Air Brake Technologies Corp.	766	62,873
Westrock Co.	1,420	56,573
Weyerhaeuser Co., REIT	4,753	157,419
Whirlpool Corp.	936	144,958
Williams Companies, Inc.	9,761	304,641
Willis Towers Watson PLC	190	37,504
WW Grainger, Inc.	256	116,334
Wynn Resorts Ltd.(a)	913	52,023
Xcel Energy, Inc.	1,201	84,983
Xylem, Inc.	2,391	186,928
Yum! Brands, Inc.	4,465	506,822
Zebra Technologies Corp., Class A(a)	423	124,341
Zimmer Biomet Holdings, Inc.	1,127	118,403
Zions Bancorp NA	3,874	197,187
Zoetis, Inc.	1,491	256,288
TOTAL INVESTMENTS—99.7% (Cost $97,778,227)		93,965,922
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		249,546
NET ASSETS—100.0%		$94,215,468

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.7%
Processed Foods	3.3
Business Software for Specific Uses	3.3
Food Distributors	3.3
Restaurants	3.3
Electric Competitive	3.2
Downstream	2.6
Rental	2.2
Consumer Insurance	2.1
Electric Regulated	2.1
Commercial Insurance	2.1
End User Hardware	2.1
Telecommunication Networks	2.1
Content Providers	2.1
Commercial Hardware	2.0
Operators and Developers	2.0
Diversified Household and Personal Products	1.7
Upstream Energy	1.7
Information and Electrical Components	1.7
Specialty Services	1.6
Non Real Estate Banking	1.6
Primary Foods	1.6
Capital Markets	1.6
Distribution Services	1.6
Alcohol and Tobacco	1.6
Home Office and Consumer Equipment Retail	1.5
Home Office and Consumer Equipment Manufacture	1.5
Transportation Services	1.5
Healthcare Insurance	1.5
Auto Products	1.5
Mechanical Components	1.5
Investment Services	1.4
Internet Services	1.4
Transaction Services	1.4
Semiconductor Services and Equipment	1.4
Management and IT Services	1.4
Drugstores	1.4
Search and Social Networks	1.4
Healthcare Providers and Facilities	1.3
Digital Integrated Circuits	1.3
Online Distribution Networks	1.3
Analog and Mixed Signal Integrated Circuits	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Personal Products	1.1
Healthcare Products Distribution	1.1
Gas and Water Utilities	1.1
Medical Research Services and Equipment	1.1
Hospital Equipment	1.1
Medical Devices	1.0
Industrial Conglomerates	1.0
Other Natural Resources	1.0
Apparel Retailers	1.0
Accessories and Footwear	1.0
Chemicals	1.0
Midstream	1.0
Branded Apparel	0.9
Metals	0.9
Production Equipment	0.8
Other Pharmaceuticals	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.6
Brokers and Dealers	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
Acadia Healthcare Co., Inc.(a)	834	$56,403
ACI Worldwide, Inc.(a)	703	18,201
Acuity Brands, Inc.	79	12,169
Adient PLC(a)	250	7,407
AECOM	208	13,566
Affiliated Managers Group, Inc.	301	35,097
AGCO Corp.	244	24,083
Alcoa Corp.	308	14,039
Alleghany Corp.(a)	24	19,994
ALLETE, Inc.	349	20,514
Amedisys, Inc.(a)	118	12,404
American Campus Communities, Inc.	353	22,758
American Eagle Outfitters, Inc.	1,910	21,354
American Financial Group, Inc.	118	16,380
Amkor Technology, Inc.	2,688	45,562
Antero Midstream Corp.	1,587	14,362
Apartment Income REIT Corp.	549	22,838
AptarGroup, Inc.	78	8,050
Arrow Electronics, Inc.(a)	81	9,079
Arrowhead Pharmaceuticals, Inc.(a)	2,137	75,244
ASGN, Inc.(a)	212	19,133
Ashland Global Holdings, Inc.	60	6,183
Aspen Technology, Inc.(a)	192	35,267
Associated Banc-Corp	1,188	21,693
AutoNation, Inc.(a)	287	32,075
Avient Corp.	304	12,184
Avis Budget Group, Inc.(a)	203	29,857
Avnet, Inc.	205	8,790
Axon Enterprise, Inc.(a)	295	27,485
Azenta, Inc.	1,047	75,489
Bank of Hawaii Corp.	302	22,469
Bank OZK	156	5,855
Belden, Inc.	217	11,560
BellRing Brands, Inc.(a)	1,497	37,260
BJ's Wholesale Club Holdings, Inc.(a)	466	29,041
Black Hills Corp.	288	20,958
Blackbaud, Inc.(a)	634	36,816
Boston Beer Co., Inc., Class A(a)	122	36,962
Boyd Gaming Corp.	340	16,915
Bread Financial Holdings Inc.	405	15,009
Brighthouse Financial, Inc.(a)	862	35,359
Brink's Co.	364	22,098
Brixmor Property Group, Inc.	218	4,406
Bruker Corp.	307	19,267
Brunswick Corp.	313	20,464
Builders FirstSource, Inc.(a)	239	12,834
Cable One, Inc.	58	74,781
Cabot Corp.	86	5,486
CACI International, Inc., Class A(a)	85	23,951
Cadence Bank	240	5,635
Calix, Inc.(a)	1,421	48,513
Security Description	Shares	Value
Callaway Golf Co.(a)	649	$13,240
Capri Holdings Ltd.(a)	472	19,357
Carlisle Cos, Inc.	28	6,681
Carter's, Inc.	315	22,201
Casey's General Stores, Inc.	150	27,747
Cathay General Bancorp	153	5,990
CDK Global, Inc.	698	38,229
ChampionX Corp.	1,172	23,264
Chart Industries, Inc.(a)	63	10,545
Chemed Corp.	63	29,572
Chemours Co.	153	4,899
Choice Hotels International, Inc.	80	8,930
Churchill Downs, Inc.	97	18,578
Ciena Corp.(a)	1,121	51,230
Cirrus Logic, Inc.(a)	422	30,612
Clean Harbors, Inc.(a)	233	20,427
Cleveland-Cliffs, Inc.(a)	829	12,742
CMC Materials, Inc.	33	5,758
CNO Financial Group, Inc.	2,005	36,270
CNX Resources Corp.(a)	610	10,041
Cognex Corp.	632	26,873
Coherent, Inc.(a)	284	75,606
Columbia Sportswear Co.	301	21,546
Commerce Bancshares, Inc.	195	12,802
Commercial Metals Co.	421	13,935
CommVault Systems, Inc.(a)	616	38,746
Concentrix Corp.	152	20,617
Corporate Office Properties Trust	156	4,086
Coty, Inc., Class A(a)	9,698	77,681
Cousins Properties, Inc.	131	3,829
Cracker Barrel Old Country Store, Inc.	405	33,813
Crane Holdings Co.	124	10,857
Crocs, Inc.(a)	423	20,587
Cullen/Frost Bankers, Inc.	107	12,460
Curtiss-Wright Corp.	85	11,225
Dana, Inc.	518	7,288
Darling Ingredients, Inc.(a)	375	22,425
Deckers Outdoor Corp.(a)	86	21,960
Dick's Sporting Goods, Inc.	553	41,680
Donaldson Co., Inc.	227	10,928
Douglas Emmett, Inc.	168	3,760
DTE Midstream, LLC(a)	303	14,853
Dycom Industries, Inc.(a)	153	14,235
Eagle Materials, Inc.	151	16,601
East West Bancorp, Inc.	92	5,962
EastGroup Properties, Inc.	60	9,260
EMCOR Group, Inc.	137	14,106
Encompass Health Corp.	244	13,676
Energizer Holdings, Inc.	2,339	66,311
EnerSys	257	15,153
Enovis Corp.(a)	345	18,975
Envestnet, Inc.(a)	635	33,509

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Envista Holdings Corp.(a)	539	$20,773
EPR Properties	97	4,552
EQT Corp.	296	10,182
Equitrans Midstream Corp.	2,162	13,750
Esab Corp.	499	21,831
Essent Group Ltd.	556	21,628
Essential Utilities, Inc.	466	21,366
Euronet Worldwide, Inc.(a)	296	29,775
Evercore, Inc., Class A	189	17,692
Exelixis, Inc.(a)	3,585	74,640
Fair Isaac Corp.(a)	93	37,284
Federated Hermes, Inc.	1,173	37,290
First American Financial Corp.	587	31,064
First Financial Bankshares, Inc.	153	6,008
First Horizon Corp.	572	12,504
First Industrial Realty Trust, Inc.	191	9,069
First Solar, Inc.(a)	177	12,059
FirstCash Holdings, Inc.	268	18,629
Five Below, Inc.(a)	337	38,226
Flowers Foods, Inc.	1,515	39,875
Flowserve Corp.	373	10,679
Fluor Corp.(a)	1,019	24,802
FNB Corp.	538	5,843
Foot Locker, Inc.	766	19,341
Fox Factory Holding Corp.(a)	103	8,296
FTI Consulting, Inc.(a)	117	21,159
Fulton Financial Corp.	411	5,939
GameStop Corp., Class A(a)	296	36,201
Gap, Inc.	2,408	19,842
GATX Corp.	143	13,465
Genpact Ltd.	530	22,451
Gentex Corp.	718	20,082
Glacier Bancorp, Inc.	130	6,165
Globus Medical, Inc., Class A(a)	367	20,603
Goodyear Tire & Rubber Co.(a)	700	7,497
Graco, Inc.	189	11,228
Graham Holdings Co., Class B	45	25,508
Grand Canyon Education, Inc.(a)	321	30,235
Greif, Inc., Class A	193	12,039
Grocery Outlet Holding Corp.(a)	737	31,418
GXO Logistics, Inc.(a)	278	12,029
H&R Block, Inc.	1,070	37,792
Haemonetics Corp.(a)	198	12,906
Hain Celestial Group, Inc.(a)	1,533	36,393
Halozyme Therapeutics, Inc.(a)	1,487	65,428
Hancock Whitney Corp.	279	12,368
Hanesbrands, Inc.	2,095	21,558
Hanover Insurance Group, Inc.	116	16,965
Harley-Davidson, Inc.	657	20,801
Hawaiian Electric Industries, Inc.	502	20,532
Healthcare Realty Trust, Inc.	2,164	58,861
HealthEquity, Inc.(a)	510	31,309
Security Description	Shares	Value
Helen of Troy Ltd.(a)	410	$66,588
Hexcel Corp.	115	6,016
HF Sinclair Corp.	506	22,851
Highwoods Properties, Inc.	113	3,863
Home BancShares, Inc.	285	5,919
Hubbell, Inc.	87	15,536
Hudson Pacific Properties, Inc.	234	3,473
Huntington Bancshares, Inc.	1	12
IAA, Inc.(a)	911	29,853
ICU Medical, Inc.(a)	73	12,000
IDACORP, Inc.	203	21,502
II-VI, Inc.(a)	208	10,598
Inari Medical, Inc.(a)	149	10,130
Independence Realty Trust, Inc., REIT	1,025	21,248
Ingevity Corp.(a)	88	5,556
Ingredion, Inc.	318	28,035
Insperity, Inc.	340	33,942
Integra LifeSciences Holdings Corp.(a)	158	8,537
Interactive Brokers Group, Inc., Class A	672	36,967
International Bancshares Corp.	157	6,293
IPG Photonics Corp.(a)	236	22,215
Iridium Communications, Inc.(a)	2,095	78,688
ITT, Inc.	163	10,960
Jabil, Inc.	855	43,785
Janus Henderson Group PLC	1,507	35,430
Jazz Pharmaceuticals PLC(a)	440	68,644
JBG SMITH Properties	169	3,995
Jefferies Financial Group, Inc.	571	15,771
JetBlue Airways Corp.(a)	3,578	29,948
John Wiley & Sons, Inc., Class A	554	26,459
Jones Lang LaSalle, Inc.(a)	109	19,060
KB Home	1,218	34,664
KBR, Inc.	286	13,840
Kemper Corp.	771	36,931
Kennametal, Inc.	874	20,303
Kilroy Realty Corp.	78	4,082
Kinsale Capital Group, Inc.	73	16,764
Kirby Corp.(a)	249	15,149
Kite Realty Group Trust, REIT	250	4,322
Knight-Swift Transportation Holdings, Inc.	309	14,304
Kohl's Corp.	496	17,702
Kyndryl Holdings, Inc.(a)	2,318	22,670
Lamar Advertising Co., Class A	51	4,486
Lancaster Colony Corp.	314	40,437
Landstar System, Inc.	100	14,542
Lattice Semiconductor Corp.(a)	670	32,495
Lear Corp.	64	8,057
Leggett & Platt, Inc.	385	13,313
Lennox International, Inc.	69	14,255
LHC Group, Inc.(a)	170	26,476
Life Storage, Inc.	211	23,560
Light & Wonder, Inc., Class A(a)	1,509	70,908

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	168	$20,724
Lithia Motors, Inc.	118	32,428
Littelfuse, Inc.	62	15,750
LivaNova PLC(a)	329	20,553
Louisiana-Pacific Corp.	198	10,377
Lumentum Holdings, Inc.(a)	613	48,684
Macerich Co.	471	4,102
Macy's, Inc.	990	18,137
Manhattan Associates, Inc.(a)	161	18,451
ManpowerGroup, Inc.	232	17,727
Marriott Vacations Worldwide Corp.	93	10,807
Masimo Corp.(a)	135	17,640
MasTec, Inc.(a)	171	12,254
Matador Resources Co.	219	10,203
Mattel, Inc.(a)	607	13,554
Maximus, Inc.	540	33,755
MDU Resources Group, Inc.	700	18,893
Medical Properties Trust, Inc.	3,559	54,346
Medpace Holdings, Inc.(a)	362	54,181
Mercury General Corp.	803	35,573
Mercury Systems, Inc.(a)	196	12,609
MGIC Investment Corp.	1,754	22,100
Middleby Corp.(a)	159	19,932
MillerKnoll, Inc.	484	12,715
Minerals Technologies, Inc.	100	6,134
MKS Instruments, Inc.	674	69,173
MSA Safety, Inc.	230	27,846
MSC Industrial Direct Co., Inc., Class A	118	8,863
Murphy Oil Corp.	320	9,661
Murphy USA, Inc.	120	27,944
National Fuel Gas Co.	295	19,485
National Instruments Corp.	1,115	34,821
National Retail Properties, Inc.	111	4,773
National Storage Affiliates Trust	471	23,583
Navient Corp.	1,353	18,928
NCR Corp.(a)	2,384	74,166
Neogen Corp.(a)	791	19,055
Neurocrine Biosciences, Inc.(a)	689	67,164
New Jersey Resources Corp.	462	20,573
New York Community Bancorp, Inc.	650	5,934
New York Times Co., Class A	867	24,189
NewMarket Corp.	20	6,019
Nordstrom, Inc.	849	17,939
NorthWestern Corp.	355	20,920
NOV, Inc.	1,425	24,097
Nu Skin Enterprises, Inc., Class A	1,505	65,166
NuVasive, Inc.(a)	413	20,303
nVent Electric PLC	493	15,446
OGE Energy Corp.	544	20,977
Old National Bancorp	397	5,872
Old Republic International Corp.	720	16,099
Olin Corp.	231	10,691
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.(a)	530	$31,137
Omega Healthcare Investors, Inc.	1,896	53,448
ONE Gas, Inc.	249	20,216
Option Care Health, Inc.(a)	520	14,451
Oshkosh Corp.	314	25,792
Owens Corning	92	6,837
PacWest Bancorp	210	5,599
Papa John's International, Inc.	684	57,128
Park Hotels & Resorts, Inc.	565	7,667
Patterson Cos, Inc.	320	9,696
Paylocity Holding Corp.(a)	109	19,012
PDC Energy, Inc.	170	10,474
Pebblebrook Hotel Trust	450	7,456
Penumbra, Inc.(a)	74	9,214
Performance Food Group Co.(a)	697	32,048
Perrigo Co. PLC	1,684	68,320
Physicians Realty Trust	233	4,066
Pilgrim's Pride Corp.(a)	938	29,294
Pinnacle Financial Partners, Inc.	79	5,712
PNM Resources, Inc.	465	22,218
Polaris, Inc.	213	21,147
Portland General Electric Co.	385	18,607
Post Holdings, Inc.(a)	480	39,528
PotlatchDeltic Corp.	262	11,578
Power Integrations, Inc.	418	31,354
Primerica, Inc.	317	37,942
Progyny, Inc.(a)	505	14,670
Prosperity Bancshares, Inc.	89	6,076
PS Business Parks, Inc.	51	9,545
Qualys, Inc.(a)	306	38,599
QuidelOrtho Corp.(a)	193	18,756
R1 RCM, Inc.(a)	914	19,157
Range Resources Corp.(a)	413	10,222
Rayonier, Inc.	328	12,261
Regal Rexnord Corp.	90	10,217
Reinsurance Group of America, Inc.	189	22,168
Reliance Steel & Aluminum Co.	88	14,948
RenaissanceRe Holdings Ltd.	151	23,612
Repligen Corp.(a)	341	55,378
Rexford Industrial Realty, Inc.	157	9,042
RH(a)	50	10,613
RLI Corp.	142	16,556
Royal Gold, Inc.	143	15,270
RPM International, Inc.	174	13,697
Ryder System, Inc.	184	13,075
Sabra Health Care REIT, Inc.	3,988	55,712
Sabre Corp.(a)	11,059	64,474
Saia, Inc.(a)	74	13,912
Sailpoint Technologies Holdings, Inc.(a)	615	38,548
Sanderson Farms, Inc.	141	30,390
Science Applications International Corp.	254	23,647
Scotts Miracle-Gro Co.	760	60,032

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	689	$37,220
Selective Insurance Group, Inc.	213	18,518
Semtech Corp.(a)	551	30,288
Sensient Technologies Corp.	77	6,203
Service Corp. International/US	414	28,616
Shockwave Medical, Inc.(a)	66	12,617
Silgan Holdings, Inc.	290	11,991
Silicon Laboratories, Inc.(a)	231	32,391
Simpson Manufacturing Co., Inc.	77	7,747
SiTime Corp.(a)	166	27,063
Six Flags Entertainment Corp.(a)	472	10,242
Skechers USA, Inc., Class A(a)	578	20,565
SL Green Realty Corp.	81	3,738
SLM Corp.	1,038	16,546
Sonoco Products Co.	222	12,663
Sotera Health Co.(a)	952	18,650
Southwest Gas Holdings, Inc.	230	20,028
Spire, Inc.	275	20,452
Spirit Realty Capital, Inc.	121	4,571
Sprouts Farmers Market, Inc.(a)	1,133	28,688
STAAR Surgical Co.(a)	324	22,981
Steel Dynamics, Inc.	218	14,421
Stericycle, Inc.(a)	458	20,083
Stifel Financial Corp.	636	35,629
STORE Capital Corp.	178	4,642
SunPower Corp.(a)	1,185	18,735
Sunrun, Inc.(a)	827	19,319
Synaptics, Inc.(a)	244	28,804
Syneos Health, Inc.(a)	744	53,330
Synovus Financial Corp.	158	5,696
Tandem Diabetes Care, Inc.(a)	364	21,545
Targa Resources Corp.	236	14,082
Taylor Morrison Home Corp.(a)	1,438	33,592
TD SYNNEX Corp.	93	8,472
TEGNA, Inc.	1,817	38,102
Tempur Sealy International, Inc.	645	13,784
Tenet Healthcare Corp.(a)	900	47,304
Teradata Corp.(a)	1,020	37,750
Terex Corp.	838	22,936
Tetra Tech, Inc.	108	14,747
Texas Capital Bancshares, Inc.(a)	447	23,530
Texas Roadhouse, Inc.	488	35,722
Thor Industries, Inc.	297	22,195
Timken Co.	136	7,215
Toll Brothers, Inc.	803	35,814
TopBuild Corp.(a)	74	12,370
Toro Co.	352	26,678
Travel + Leisure Co.	272	10,559
Trex Co., Inc.(a)	241	13,115
TripAdvisor, Inc.(a)	3,432	61,090
UGI Corp.	504	19,459
Security Description	Shares	Value
UMB Financial Corp.	147	$12,657
Umpqua Holdings Corp.	362	6,071
Under Armour, Inc., Class A(a)	1,121	9,338
Under Armour, Inc., Class C(a)	1,215	9,210
United Bankshares, Inc.	172	6,032
United States Steel Corp.	736	13,182
United Therapeutics Corp.(a)	295	69,514
Univar Solutions, Inc.(a)	309	7,685
Universal Display Corp.	104	10,519
Unum Group	1,081	36,776
Valley National Bancorp	538	5,601
Valmont Industries, Inc.	32	7,188
Valvoline, Inc.	445	12,829
Viasat, Inc.(a)	2,152	65,916
Vicor Corp.(a)	270	14,777
Victoria's Secret & Co.(a)	640	17,901
Vishay Intertechnology, Inc.	630	11,227
Visteon Corp.(a)	198	20,509
Vontier Corp.	1,145	26,324
Voya Financial, Inc.	609	36,254
Washington Federal, Inc.	728	21,855
Watsco, Inc.	36	8,598
Watts Water Technologies, Inc., Class A	87	10,687
Webster Financial Corp.	491	20,696
Wendy's Co.	3,134	59,170
Werner Enterprises, Inc.	364	14,029
Western Union Co.	1,898	31,260
WEX, Inc.(a)	190	29,556
Williams-Sonoma, Inc.	236	26,184
Wingstop, Inc.	487	36,413
Wintrust Financial Corp.	154	12,343
Wolfspeed, Inc.(a)	171	10,850
Woodward, Inc.	120	11,099
World Wrestling Entertainment, Inc., Class A	594	37,119
Worthington Industries, Inc.	184	8,114
Wyndham Hotels & Resorts, Inc.	130	8,544
Xerox Holdings Corp.	2,835	42,100
XPO Logistics, Inc.(a)	288	13,870
YETI Holdings, Inc.(a)	317	13,717
Ziff Davis, Inc.(a)	1,040	77,511
TOTAL INVESTMENTS—99.9% (Cost $9,416,528)		9,133,580
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		12,457
NET ASSETS—100.0%		$9,146,037

(a)	Non-income producing security.

LLC=Limited Liability Corporation
PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.6%
Marketed Pharmaceuticals	3.8
Commercial Hardware	3.2
Production Equipment	3.1
Business Software for Specific Uses	3.0
Semiconductor Services and Equipment	2.9
Transaction Services	2.6
Information and Electrical Components	2.6
Commercial Insurance	2.5
Real Estate Banking	2.4
Restaurants	2.4
Rental	2.4
Investment Services	2.4
Consumer Insurance	2.4
Content Providers	2.4
Management and IT Services	2.3
Operators and Developers	2.2
Home Office and Consumer Equipment Manufacture	2.2
Specialty Services	1.8
Auto Products	1.8
Medical Research Services and Equipment	1.8
Gas and Water Utilities	1.8
Distribution Services	1.7
Processed Foods	1.7
Transportation Services	1.7
Telecommunication Networks	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Mechanical Components	1.6
Home Office and Consumer Equipment Retail	1.6
Business Software for Specific Industries	1.6
Medical Devices	1.6
Non Real Estate Banking	1.6
Personal Products	1.6
Hospital Equipment	1.5
Upstream Energy	1.4
Household Products	1.4
Electric Regulated	1.4
Branded Apparel	1.4
Food Distributors	1.3
Primary Foods	1.2
Other Natural Resources	1.2
Chemicals	1.1
Accessories and Footwear	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Metals	1.1%
Downstream	0.9
Internet Services	0.8
Clinical Stage Pharmaceuticals	0.8
Apparel Retailers	0.8
Brokers and Dealers	0.8
Midstream	0.8
Other Pharmaceuticals	0.7
Online Distribution Networks	0.7
Digital Integrated Circuits	0.7
Search and Social Networks	0.7
Electric Competitive	0.6
Contract Electronics Services	0.5
End User Hardware	0.5
Vitamins and Nutritional Supplements	0.4
Alcohol and Tobacco	0.4
Consumer Services	0.3
Transport Aerospace and Defense Equipment	0.3
Healthcare Insurance	0.2
Industrial Conglomerates	0.1
Healthcare Products Distribution	0.1
Capital Markets	0.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	3,137	$30,429
8x8, Inc.(a)	10,951	56,398
A10 Networks, Inc.	4,871	70,045
AAON, Inc.	257	14,073
AAR Corp.(a)	386	16,150
Aaron's Co., Inc.	1,970	28,663
Abercrombie & Fitch Co., Class A(a)	930	15,736
ABM Industries, Inc.	843	36,603
Academy Sports & Outdoors, Inc.	646	22,959
Acadia Realty Trust, REIT	607	9,481
Addus HomeCare Corp.(a)	259	21,570
Adtalem Global Education, Inc.(a)	832	29,927
ADTRAN, Inc.	2,896	50,767
Advanced Energy Industries, Inc.	685	49,991
AdvanSix, Inc.	427	14,279
Aerojet Rocketdyne Holdings, Inc.(a)	332	13,479
AeroVironment, Inc.(a)	468	38,470
Agilysys, Inc.(a)	1,057	49,964
Agree Realty Corp., REIT	157	11,324
Alamo Group, Inc.	186	21,656
Alarm.com Holdings, Inc.(a)	1,156	71,510
Albany International Corp., Class A	218	17,176
Alexander & Baldwin, Inc.	564	10,124
Allegheny Technologies, Inc.(a)	592	13,444
Allegiance Bancshares, Inc.	77	2,908
Allegiant Travel Co.(a)	527	59,598
Allscripts Healthcare Solutions, Inc.(a)	2,116	31,380
Alpha & Omega Semiconductor Ltd.(a)	2,493	83,117
Ambac Financial Group, Inc.(a)	4,708	53,436
AMC Networks, Inc., Class A(a)	1,604	46,708
American Assets Trust, Inc., REIT	329	9,771
American Axle & Manufacturing Holdings, Inc.(a)	5,969	44,947
American Equity Investment Life Holding Co.	1,362	49,808
American Public Education, Inc.(a)	1,929	31,173
American States Water Co.	1,006	81,999
American Vanguard Corp.	192	4,291
American Woodmark Corp.(a)	418	18,814
America's Car-Mart, Inc.(a)	298	29,979
Ameris Bancorp	73	2,933
AMERISAFE, Inc.	844	43,896
AMN Healthcare Services, Inc.(a)	101	11,081
Amphastar Pharmaceuticals, Inc.(a)	1,351	47,001
Andersons, Inc.	814	26,854
AngioDynamics, Inc.(a)	560	10,836
ANI Pharmaceuticals, Inc.(a)	1,471	43,645
Anika Therapeutics, Inc.(a)	2,530	56,470
Anywhere Real Estate, Inc.(a)	1,614	15,866
Apogee Enterprises, Inc.	320	12,550
Apollo Commercial Real Estate Finance, Inc., REIT	257	2,683
Security Description	Shares	Value
Apollo Medical Holdings, Inc.(a)	1,508	$58,194
Applied Industrial Technologies, Inc.	177	17,022
ArcBest Corp.	267	18,789
Archrock, Inc.	1,470	12,157
Arconic Corp.(a)	524	14,698
Arcosa, Inc.	253	11,747
Arcus Biosciences, Inc.(a)	897	22,730
Arlo Technologies, Inc.(a)	2,662	16,691
Armada Hoffler Properties, Inc., REIT	747	9,591
ARMOUR Residential REIT, Inc.	1,183	8,328
Artivion, Inc.(a)	606	11,441
Asbury Automotive Group, Inc.(a)	167	28,280
Assured Guaranty Ltd.	917	51,159
Astec Industries, Inc.	463	18,881
Atlas Air Worldwide Holdings, Inc.(a)	303	18,698
ATN International, Inc.	1,621	76,041
Avanos Medical, Inc.(a)	395	10,799
Avid Bioservices, Inc.(a)	3,201	48,847
Avista Corp.	1,855	80,711
Axcelis Technologies, Inc.(a)	231	12,668
Axos Financial, Inc.(a)	475	17,029
AZZ, Inc.	349	14,246
B Riley Financial, Inc.	355	14,999
B&G Foods, Inc.	795	18,905
Badger Meter, Inc.	232	18,766
Balchem Corp.	97	12,585
Banc of California, Inc.	174	3,066
BancFirst Corp.	36	3,446
Bancorp, Inc.(a)	1,624	31,700
BankUnited, Inc.	79	2,810
Banner Corp.	54	3,035
Barnes Group, Inc.	254	7,910
Bed Bath & Beyond, Inc.(a)	3,312	16,461
Benchmark Electronics, Inc.	1,855	41,849
Berkshire Hills Bancorp, Inc.	122	3,022
Big Lots, Inc.	1,493	31,308
BioLife Solutions, Inc.(a)	1,684	23,256
BJ's Restaurants, Inc.(a)	920	19,946
Bloomin' Brands, Inc.	1,195	19,861
Blucora, Inc.(a)	5,072	93,629
BM Technologies, Inc.(a)	42	247
Boise Cascade Co.	231	13,742
Boot Barn Holdings, Inc.(a)	261	17,986
Brady Corp., Class A	385	18,187
Brandywine Realty Trust, REIT	1,957	18,865
Brightsphere Investment Group, Inc.	4,307	77,569
Brinker International, Inc.(a)	815	17,954
Bristow Group, Inc.(a)	527	12,332
Brookline Bancorp, Inc.	228	3,035
Buckle, Inc.	1,155	31,982
CalAmp Corp.(a)	7,996	33,343
Calavo Growers, Inc.	784	32,708

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	770	$20,205
California Water Service Group	1,474	81,881
Callon Petroleum Co.(a)	506	19,835
Cal-Maine Foods, Inc.	671	33,154
Capitol Federal Financial, Inc.	1,900	17,442
Cara Therapeutics, Inc.(a)	2,454	22,405
Cardiovascular Systems, Inc.(a)	720	10,339
CareTrust REIT, Inc.	3,817	70,385
Carpenter Technology Corp.	469	13,090
Cars.com, Inc.(a)	9,133	86,124
Cato Corp., Class A	1,564	18,158
Cavco Industries, Inc.(a)	147	28,811
Celsius Holdings, Inc.(a)	286	18,664
Centerspace, REIT	124	10,112
Central Garden & Pet Co.(a)	204	8,654
Central Garden & Pet Co., Class A(a)	214	8,562
Central Pacific Financial Corp.	794	17,031
Century Aluminum Co.(a)	1,349	9,942
Century Communities, Inc.	605	27,207
Cerence, Inc.(a)	2,528	63,781
CEVA, Inc.(a)	2,021	67,825
Chatham Lodging Trust, REIT(a)	1,443	15,079
Cheesecake Factory, Inc.	749	19,789
Chefs' Warehouse, Inc.(a)	1,829	71,130
Chesapeake Utilities Corp.	615	79,673
Chico's FAS, Inc.(a)	3,258	16,192
Children's Place, Inc.(a)	401	15,607
Chuy's Holdings, Inc.(a)	1,061	21,135
Cinemark Holdings, Inc.(a)	3,402	51,098
CIRCOR International, Inc.(a)	1,914	31,370
City Holding Co.	223	17,813
Civitas Resources, Inc.	375	19,609
Clearwater Paper Corp.(a)	1,597	53,707
Coca-Cola Consolidated, Inc.	31	17,481
Cogent Communications Holdings, Inc.	1,184	71,940
Coherus Biosciences, Inc.(a)	6,036	43,701
Cohu, Inc.(a)	845	23,449
Collegium Pharmaceutical, Inc.(a)	2,192	38,842
Columbia Banking System, Inc.	110	3,151
Comfort Systems USA, Inc.	297	24,696
Community Bank System, Inc.	479	30,311
Community Health Systems, Inc.(a)	11,131	41,741
Community Healthcare Trust, Inc., REIT	1,951	70,646
Compass Minerals International, Inc.	367	12,988
Computer Programs and Systems, Inc.(a)	1,094	34,975
Comtech Telecommunications Corp.	5,490	49,794
CONMED Corp.	103	9,863
Conn's, Inc.(a)	3,794	30,428
Consensus Cloud Solutions, Inc.(a)	2,130	93,038
CONSOL Energy, Inc.(a)	289	14,271
Consolidated Communications Holdings, Inc.(a)	8,882	62,174
Security Description	Shares	Value
Corcept Therapeutics, Inc.(a)	1,653	$39,308
Core Laboratories N.V.	543	10,757
CoreCivic, Inc.(a)	1,732	19,243
Corsair Gaming, Inc.(a)	2,801	36,777
CorVel Corp.(a)	250	36,817
Covetrus, Inc.(a)	3,417	70,903
Cross Country Healthcare, Inc.(a)	545	11,352
CSG Systems International, Inc.	818	48,818
CTS Corp.	924	31,462
Customers Bancorp, Inc.(a)	82	2,780
Cutera, Inc.(a)	1,243	46,612
CVB Financial Corp.	126	3,126
Cytokinetics, Inc.(a)	514	20,195
Dave & Buster's Entertainment, Inc.(a)	562	18,422
Deluxe Corp.	2,456	53,222
Designer Brands, Inc., Class A	1,409	18,402
DiamondRock Hospitality Co., REIT(a)	1,833	15,049
Diebold Nixdorf, Inc.(a)	17,818	40,447
Digi International, Inc.(a)	2,256	54,640
Digital Turbine, Inc.(a)	1,255	21,925
Dime Community Bancshares, Inc.	104	3,084
Dine Brands Global, Inc.	318	20,695
Diodes, Inc.(a)	1,316	84,974
Diversified Healthcare Trust, REIT	34,491	62,774
DMC Global, Inc.(a)	554	9,989
Donnelley Financial Solutions, Inc.(a)	2,857	83,682
Dorian LPG Ltd.	2,519	38,289
Dorman Products, Inc.(a)	256	28,086
Douglas Elliman, Inc.	3,448	16,516
Dril-Quip, Inc.(a)	485	12,513
DXP Enterprises, Inc.(a)	588	18,010
Dynavax Technologies Corp.(a)	2,060	25,935
Eagle Bancorp, Inc.	65	3,082
Eagle Pharmaceuticals, Inc.(a)	803	35,677
Easterly Government Properties, Inc., REIT	526	10,015
Ebix, Inc.	1,837	31,045
Edgewell Personal Care Co.	1,523	52,574
eHealth, Inc.(a)	1,691	15,777
El Pollo Loco Holdings, Inc.(a)	5,222	51,384
elf Beauty, Inc.(a)	1,999	61,329
Ellington Financial, Inc., REIT	565	8,289
Embecta Corp.(a)	1,956	49,526
Emergent BioSolutions, Inc.(a)	792	24,584
Employers Holdings, Inc.	1,053	44,110
Enanta Pharmaceuticals, Inc.(a)	575	27,180
Encore Capital Group, Inc.(a)	527	30,445
Encore Wire Corp.	401	41,672
Enerpac Tool Group Corp.	662	12,591
Enova International, Inc.(a)	1,024	29,512
EnPro Industries, Inc.	98	8,029
Ensign Group, Inc.	280	20,572
ePlus, Inc.(a)	619	32,881

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
ESCO Technologies, Inc.	271	$18,528
Essential Properties Realty Trust, Inc., REIT	466	10,014
Ethan Allen Interiors, Inc.	959	19,381
EVERTEC, Inc.	1,294	47,723
EW Scripps Co., Class A(a)	3,693	46,052
ExlService Holdings, Inc.(a)	243	35,801
Exponent, Inc.	205	18,751
Extreme Networks, Inc.(a)	5,738	51,183
EZCORP, Inc., Class A(a)	3,956	29,710
Fabrinet(a)	568	46,065
FARO Technologies, Inc.(a)	602	18,560
FB Financial Corp.	75	2,942
Federal Signal Corp.	1,182	42,079
First BanCorp	2,183	28,183
First Bancorp/Southern Pines NC	89	3,106
First Commonwealth Financial Corp.	235	3,154
First Financial Bancorp	156	3,026
First Hawaiian, Inc.	128	2,907
Flagstar Bancorp, Inc.	498	17,654
FormFactor, Inc.(a)	626	24,245
Forrester Research, Inc.(a)	556	26,599
Forward Air Corp.	215	19,771
Fossil Group, Inc.(a)	5,452	28,187
Four Corners Property Trust, Inc., REIT	410	10,902
Franklin BSP Realty Trust, Inc.	616	8,304
Franklin Electric Co., Inc.	487	35,678
Franklin Street Properties Corp., REIT	4,829	20,137
Fresh Del Monte Produce, Inc.	1,244	36,735
Fulgent Genetics, Inc.(a)	473	25,793
FutureFuel Corp.	5,397	39,290
Gannett Co., Inc.(a)	7,716	22,376
GCP Applied Technologies, Inc.(a)	139	4,348
Genesco, Inc.(a)	387	19,315
Gentherm, Inc.(a)	503	31,392
Genworth Financial, Inc., Class A(a)	13,472	47,556
GEO Group, Inc., REIT(a)	3,168	20,909
Getty Realty Corp., REIT	402	10,653
Gibraltar Industries, Inc.(a)	300	11,625
G-III Apparel Group Ltd.(a)	2,144	43,373
Glatfelter Corp.	2,218	15,260
Glaukos Corp.(a)	240	10,901
Global Net Lease, Inc., REIT	1,436	20,334
GMS, Inc.(a)	367	16,331
Gogo, Inc.(a)	3,701	59,919
Golden Entertainment, Inc.(a)	466	18,430
Granite Construction, Inc.	848	24,711
Granite Point Mortgage Trust, Inc., REIT	831	7,953
Green Dot Corp., Class A(a)	1,743	43,767
Green Plains, Inc.(a)	857	23,285
Greenbrier Companies, Inc.	537	19,327
Griffon Corp.	2,039	57,153
Group 1 Automotive, Inc.	166	28,187
Security Description	Shares	Value
Guess?, Inc.	923	$15,737
Hanger, Inc.(a)	1,044	14,950
Hanmi Financial Corp.	141	3,164
Harmonic, Inc.(a)	5,750	49,852
Harmony Biosciences Holdings, Inc.(a)	519	25,312
Harsco Corp.(a)	1,935	13,758
Haverty Furniture Companies, Inc.	2,609	60,477
Hawaiian Holdings, Inc.(a)	4,676	66,914
Hawkins, Inc.	975	35,129
Haynes International, Inc.	409	13,403
HB Fuller Co.	63	3,793
HCI Group, Inc.	827	56,038
Healthcare Services Group, Inc.	2,111	36,753
HealthStream, Inc.(a)	1,760	38,210
Heartland Express, Inc.	1,411	19,627
Heidrick & Struggles International, Inc.	315	10,193
Helix Energy Solutions Group, Inc.(a)	3,291	10,202
Helmerich & Payne, Inc.	283	12,186
Heritage Financial Corp.	122	3,070
Hersha Hospitality Trust, REIT(a)	1,514	14,852
Heska Corp.(a)	258	24,384
Hibbett, Inc.	483	21,112
Hillenbrand, Inc.	756	30,966
Hilltop Holdings, Inc.	107	2,853
HNI Corp.	567	19,669
HomeStreet, Inc.	82	2,843
Hope Bancorp, Inc.	223	3,086
Horace Mann Educators Corp.	1,465	56,227
Hostess Brands, Inc.(a)	877	18,601
Hub Group, Inc., Class A(a)	275	19,508
Ichor Holdings Ltd.(a)	473	12,289
Independent Bank Corp.	38	3,018
Independent Bank Group, Inc.	43	2,920
Industrial Logistics Properties Trust, REIT	701	9,870
Innospec, Inc.	46	4,406
Innovative Industrial Properties, Inc., REIT	79	8,680
Innoviva, Inc.(a)	2,388	35,247
Inogen, Inc.(a)	2,039	49,303
Insight Enterprises, Inc.(a)	181	15,617
Installed Building Products, Inc.	233	19,376
Insteel Industries, Inc.	325	10,943
Integer Holdings Corp.(a)	142	10,034
Inter Parfums, Inc.	759	55,453
InterDigital, Inc.	655	39,824
Interface, Inc.	944	11,838
Invesco Mortgage Capital, Inc	600	8,808
iRobot Corp.(a)	522	19,183
Ironwood Pharmaceuticals, Inc.(a)	3,015	34,763
iStar, Inc., REIT	1,307	17,919
iTeos Therapeutics, Inc.(a)	1,136	23,402
Itron, Inc.(a)	375	18,536
J & J Snack Foods Corp.	141	19,692

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	768	$43,054
James River Group Holdings Ltd.	1,701	42,151
John B Sanfilippo & Son, Inc.	251	18,195
John Bean Technologies Corp.	273	30,145
Joint Corp.(a)	1,033	15,815
Kaiser Aluminum Corp.	95	7,514
Kaman Corp.	368	11,500
KAR Auction Services, Inc.(a)	1,875	27,694
Kelly Services, Inc., Class A	534	10,589
KKR Real Estate Finance Trust, Inc., REIT	169	2,949
Knowles Corp.(a)	2,866	49,668
Kontoor Brands, Inc.	1,500	50,055
Koppers Holdings, Inc.	1,329	30,089
Korn Ferry	180	10,444
Kulicke & Soffa Industries, Inc.	279	11,944
Lakeland Financial Corp.	458	30,420
Lantheus Holdings, Inc.(a)	371	24,497
Laredo Petroleum, Inc.(a)	272	18,752
La-Z-Boy, Inc.	873	20,699
LCI Industries	232	25,956
LeMaitre Vascular, Inc.	232	10,568
LendingTree, Inc.(a)	309	13,540
LGI Homes, Inc.(a)	333	28,938
Ligand Pharmaceuticals, Inc.(a)	513	45,770
Lindsay Corp.	171	22,712
Liquidity Services, Inc.(a)	6,218	83,570
Livent Corp.(a)	162	3,676
LivePerson, Inc.(a)	3,091	43,707
LiveRamp Holdings, Inc.(a)	1,620	41,812
LL Flooring Holdings, Inc.(a)	6,404	60,005
Loyalty Ventures, Inc.(a)	2,463	8,793
LTC Properties, Inc., REIT	548	21,038
LXP Industrial Trust, REIT	930	9,988
M/I Homes, Inc.(a)	704	27,921
ManTech International Corp., Class A	374	35,698
Marcus & Millichap, Inc.	467	17,274
Marcus Corp.(a)	3,594	53,083
MarineMax, Inc.(a)	765	27,632
Marten Transport Ltd.	1,145	19,259
Materion Corp.	191	14,082
Matson, Inc.	247	18,001
Matthews International Corp., Class A	468	13,418
MaxLinear, Inc.(a)	2,420	82,232
MDC Holdings, Inc.	863	27,884
Medifast, Inc.	335	60,471
MEDNAX, Inc.(a)	2,768	58,156
Mercer International, Inc.	3,623	47,642
Meridian Bioscience, Inc.(a)	863	26,252
Merit Medical Systems, Inc.(a)	181	9,823
Meritage Homes Corp.(a)	380	27,550
Meritor, Inc.(a)	369	13,406
Mesa Laboratories, Inc.	115	23,453
Security Description	Shares	Value
Meta Financial Group, Inc.	786	$30,395
Methode Electronics, Inc.	798	29,558
MGP Ingredients, Inc.	768	76,869
Middlesex Water Co.	947	83,033
ModivCare, Inc.(a)	154	13,013
Monarch Casino & Resort, Inc.(a)	336	19,713
Monro, Inc.	704	30,188
Moog, Inc., Class A	165	13,099
Motorcar Parts of America, Inc.(a)	3,360	44,083
Movado Group, Inc.	1,062	32,848
Mr Cooper Group, Inc.(a)	845	31,045
Mueller Industries, Inc.	646	34,425
Myers Industries, Inc.	372	8,456
MYR Group, Inc.(a)	292	25,734
Myriad Genetics, Inc.(a)	886	16,099
Nabors Industries Ltd.(a)	79	10,578
National Bank Holdings Corp., Class A	795	30,425
National Beverage Corp.	380	18,597
National Presto Industries, Inc.	634	41,616
National Vision Holdings, Inc.(a)	1,331	36,602
Natus Medical, Inc.(a)	722	23,660
NBT Bancorp, Inc.	84	3,158
Neenah, Inc.	467	15,943
Nektar Therapeutics(a)	10,673	40,557
NeoGenomics, Inc.(a)	1,969	16,047
NETGEAR, Inc.(a)	2,853	52,838
NetScout Systems, Inc.(a)	1,517	51,350
New York Mortgage Trust, Inc., REIT	2,975	8,211
NexPoint Residential Trust, Inc., REIT	153	9,564
NextGen Healthcare, Inc.(a)	2,055	35,839
NMI Holdings, Inc., Class A(a)	2,984	49,684
Northfield Bancorp, Inc.	245	3,192
Northwest Bancshares, Inc.	1,428	18,278
Northwest Natural Holding Co.	1,471	78,110
NOW, Inc.(a)	1,287	12,587
NV5 Global, Inc.(a)	218	25,449
Oceaneering International, Inc.(a)	1,179	12,592
ODP Corp.(a)	617	18,658
Office Properties Income Trust, REIT	978	19,511
OFG Bancorp	1,151	29,235
O-I Glass, Inc.(a)	1,040	14,560
Oil States International, Inc.(a)	1,818	9,854
Olympic Steel, Inc.	485	12,489
Omnicell, Inc.(a)	461	52,439
OneSpan, Inc.(a)	5,706	67,901
Onto Innovation, Inc.(a)	315	21,968
OptimizeRx Corp.(a)	1,342	36,757
OraSure Technologies, Inc.(a)	8,660	23,469
Organogenesis Holdings, Inc.(a)	10,522	51,347
Orion Office REIT, Inc.	1,671	18,314
Orthofix Medical, Inc.(a)	2,022	47,598
OSI Systems, Inc.(a)	211	18,028

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Owens & Minor, Inc.	2,172	$68,309
Oxford Industries, Inc.	190	16,861
Pacific Premier Bancorp, Inc.	100	2,924
Pacira BioSciences, Inc.(a)	636	37,079
Palomar Holdings, Inc.(a)	847	54,547
Par Pacific Holdings, Inc.(a)	2,190	34,142
Park Aerospace Corp.	348	4,440
Park National Corp.	24	2,910
Patrick Industries, Inc.	467	24,209
Patterson-UTI Energy, Inc.	780	12,293
PBF Energy, Inc., Class A(a)	1,049	30,442
PC Connection, Inc.	401	17,664
PDF Solutions, Inc.(a)	602	12,949
Pennant Group, Inc.(a)	1,311	16,794
PennyMac Mortgage Investment Trust, REIT	561	7,759
Perdoceo Education Corp.(a)	2,566	30,227
Perficient, Inc.(a)	371	34,017
PetMed Express, Inc.	3,382	67,302
PGT Innovations, Inc.(a)	1,139	18,953
Phibro Animal Health Corp., Class A	2,167	41,455
Photronics, Inc.(a)	636	12,389
Piper Sandler Companies	152	17,231
Pitney Bowes, Inc.	4,528	16,391
Plantronics, Inc.(a)	1,071	42,497
Plexus Corp.(a)	1,264	99,224
Powell Industries, Inc.	1,961	45,829
PRA Group, Inc.(a)	844	30,688
Preferred Bank	45	3,061
Prestige Consumer Healthcare, Inc.(a)	742	43,630
PriceSmart, Inc.	881	63,106
ProAssurance Corp.	1,946	45,984
PROG Holdings, Inc.(a)	1,149	18,958
Progress Software Corp.	877	39,728
ProPetro Holding Corp.(a)	1,048	10,480
Proto Labs, Inc.(a)	1,129	54,011
Provident Financial Services, Inc.	143	3,183
Quaker Chemical Corp.	29	4,336
Quanex Building Products Corp.	905	20,589
QuinStreet, Inc.(a)	1,362	13,702
RadNet, Inc.(a)	791	13,668
Rambus, Inc.(a)	2,962	63,653
Ranger Oil Corp., Class A(a)	608	19,985
Rayonier Advanced Materials, Inc.(a)	3,175	8,318
RE/MAX Holdings, Inc., Class A	734	17,998
Ready Capital Corp., REIT	229	2,730
Redwood Trust, Inc., REIT	2,049	15,798
REGENXBIO, Inc.(a)	1,140	28,158
Renasant Corp.	106	3,054
Rent-A-Center, Inc.	1,385	26,938
Resideo Technologies, Inc.(a)	964	18,721
Resources Connection, Inc.	956	19,474
Retail Opportunity Investments Corp., REIT	658	10,383
Security Description	Shares	Value
REX American Resources Corp.(a)	326	$27,645
Rogers Corp.(a)	19	4,980
RPC, Inc.(a)	1,602	11,070
RPT Realty, REIT	1,014	9,968
Ruth's Hospitality Group, Inc.	1,225	19,918
S&T Bancorp, Inc.	113	3,100
Safehold, Inc., REIT	263	9,302
Safety Insurance Group, Inc.	585	56,803
Sally Beauty Holdings, Inc.(a)	1,717	20,467
Sanmina Corp.(a)	2,457	100,074
Saul Centers, Inc., REIT	240	11,306
ScanSource, Inc.(a)	484	15,072
Scholastic Corp.	746	26,834
Schweitzer-Mauduit International, Inc.	633	15,901
Seacoast Banking Corp. of Florida	98	3,238
Select Medical Holdings Corp.	2,190	51,728
Selectquote, Inc.(a)	6,134	15,212
Seneca Foods Corp., Class A(a)	520	28,881
Service Properties Trust, REIT	2,785	14,566
ServisFirst Bancshares, Inc.	40	3,157
Shake Shack, Inc., Class A(a)	1,237	48,837
Shenandoah Telecommunications Co.	3,124	69,353
Shoe Carnival, Inc.	794	17,158
Shutterstock, Inc.	1,510	86,538
Signet Jewelers Ltd.	573	30,633
Simmons First National Corp., Class A	137	2,913
Simply Good Foods Co.(a)	460	17,374
Simulations Plus, Inc.	741	36,554
SiriusPoint Ltd.(a)	9,903	53,674
SITE Centers Corp., REIT	792	10,668
SkyWest, Inc.(a)	3,004	63,835
Sleep Number Corp.(a)	570	17,641
SM Energy Co.	600	20,514
SMART Global Holdings, Inc.(a)	3,124	51,140
Sonic Automotive, Inc., Class A	714	26,154
Sonos, Inc.(a)	2,004	36,152
South Jersey Industries, Inc.	2,339	79,853
Southside Bancshares, Inc.	81	3,031
Southwestern Energy Co.(a)	3,329	20,806
SpartanNash Co.	1,962	59,194
SPS Commerce, Inc.(a)	406	45,898
SPX Corp.(a)	1,033	54,584
St Joe Co.	217	8,585
Standard Motor Products, Inc.	1,248	56,148
Standex International Corp.	692	58,668
Stepan Co.	110	11,148
Steven Madden Ltd.	984	31,695
Stewart Information Services Corp.	913	45,422
StoneX Group, Inc.(a)	232	18,112
Strategic Education, Inc.	419	29,573
Sturm Ruger & Co., Inc.	1,067	67,915
Summit Hotel Properties, Inc., REIT(a)	2,075	15,085

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SunCoke Energy, Inc.	2,011	$13,695
Supernus Pharmaceuticals, Inc.(a)	871	25,189
Surmodics, Inc.(a)	284	10,573
Sylvamo Corp.	382	12,484
Talos Energy, Inc.(a)	1,275	19,724
Tanger Factory Outlet Centers, Inc., REIT	684	9,726
TechTarget, Inc.(a)	212	13,933
Telephone and Data Systems, Inc.	4,441	70,123
Tennant Co.	536	31,758
Thryv Holdings, Inc.(a)	1,080	24,181
TimkenSteel Corp.(a)	679	12,704
Titan International, Inc.(a)	497	7,505
Tompkins Financial Corp.	45	3,244
Tootsie Roll Industries, Inc.	543	19,195
Tredegar Corp.	738	7,380
TreeHouse Foods, Inc.(a)	454	18,986
Tri Pointe Homes, Inc.(a)	1,555	26,233
Trinity Industries, Inc.	865	20,950
Trinseo PLC	403	15,499
Triumph Bancorp, Inc.(a)	451	28,215
Triumph Group, Inc.(a)	910	12,094
TrueBlue, Inc.(a)	509	9,111
Trupanion, Inc.(a)	964	58,091
TrustCo Bank Corp. NY	579	17,856
Trustmark Corp.	110	3,211
TTEC Holdings, Inc.	157	10,659
TTM Technologies, Inc.(a)	3,835	47,937
Tupperware Brands Corp.(a)	11,416	72,377
Two Harbors Investment Corp., REIT	1,704	8,486
UFP Industries, Inc.	711	48,448
Ultra Clean Holdings, Inc.(a)	428	12,742
Unifi, Inc.(a)	1,209	16,999
UniFirst Corp.	213	36,674
uniQure N.V.(a)	1,422	26,506
Unisys Corp.(a)	2,955	35,549
United Community Banks, Inc.	105	3,170
United Fire Group, Inc.	1,353	46,313
United Natural Foods, Inc.(a)	1,520	59,888
Uniti Group, Inc., REIT	951	8,958
Unitil Corp.	1,413	82,971
Universal Corp.	1,186	71,753
Universal Electronics, Inc.(a)	1,607	41,091
Universal Health Realty Income Trust, REIT	189	10,057
Universal Insurance Holdings, Inc.	4,359	56,798
Urban Edge Properties	652	9,917
Urban Outfitters, Inc.(a)	1,665	31,069
Urstadt Biddle Properties, Inc., REIT, Class A	663	10,741
US Physical Therapy, Inc.	132	14,414
Security Description	Shares	Value
US Silica Holdings, Inc.(a)	937	$10,701
USANA Health Sciences, Inc.(a)	246	17,801
Vanda Pharmaceuticals, Inc.(a)	3,624	39,502
Varex Imaging Corp.(a)	1,086	23,230
Vector Group Ltd.	6,089	63,934
Veeco Instruments, Inc.(a)	655	12,707
Vericel Corp.(a)	2,140	53,885
Veris Residential, Inc., REIT(a)	1,316	17,424
Veritex Holdings, Inc.	96	2,809
Veritiv Corp.(a)	124	13,460
Viad Corp.(a)	477	13,170
Viavi Solutions, Inc.(a)	1,670	22,094
Vir Biotechnology, Inc.(a)	873	22,235
Virtus Investment Partners, Inc.	466	79,695
Vista Outdoor, Inc.(a)	2,016	56,246
Vonage Holdings Corp.(a)	3,866	72,835
Wabash National Corp.	1,362	18,496
Walker & Dunlop, Inc.	352	33,912
Warrior Met Coal, Inc.	420	12,856
Washington Real Estate Investment Trust, REIT	419	8,929
WD-40 Co.	94	18,928
Westamerica BanCorp	52	2,894
Whitestone REIT	966	10,384
Winnebago Industries, Inc.	1,132	54,970
WisdomTree Investments, Inc.	14,927	75,680
Wolverine World Wide, Inc.	1,607	32,397
World Acceptance Corp.(a)	243	27,274
World Fuel Services Corp.	1,630	33,350
WSFS Financial Corp.	73	2,927
WW International, Inc.(a)	3,248	20,755
Xencor, Inc.(a)	985	26,959
Xenia Hotels & Resorts, Inc., REIT(a)	1,037	15,068
XPEL, Inc.(a)	541	24,848
Xperi Holding Corp.	4,534	65,426
Yelp, Inc.(a)	2,870	79,700
ZIMVIE, Inc.(a)	2,589	41,450
Zumiez, Inc.(a)	1,228	31,928
Zynex, Inc.	6,554	52,301
TOTAL INVESTMENTS—99.8% (Cost $17,234,598)		16,991,776
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		30,252
NET ASSETS—100.0%		$17,022,028

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.5%
Business Software for Specific Uses	3.3
Gas and Water Utilities	2.8
Marketed Pharmaceuticals	2.7
Commercial Hardware	2.6
Consumer Insurance	2.6
Commercial Insurance	2.5
Content Providers	2.5
Management and IT Services	2.4
Investment Services	2.4
Telecommunication Networks	2.4
Real Estate Banking	2.4
Non Real Estate Banking	2.4
Medical Devices	2.4
Auto Products	2.3
Rental	2.3
Home Office and Consumer Equipment Manufacture	2.3
Operators and Developers	2.3
Transportation Services	2.3
Hospital Equipment	2.2
Transaction Services	2.2
Home Office and Consumer Equipment Retail	2.0
Digital Integrated Circuits	1.9
Mechanical Components	1.9
Specialty Services	1.9
Production Equipment	1.8
Upstream Energy	1.8
Food Distributors	1.8
Distribution Services	1.7
Business Software for Specific Industries	1.7
Information and Electrical Components	1.7
Restaurants	1.7
Other Pharmaceuticals	1.6
Apparel Retailers	1.5
Contract Electronics Services	1.4
Chemicals	1.4
Semiconductor Services and Equipment	1.3
Clinical Stage Pharmaceuticals	1.3
Alcohol and Tobacco	1.3
Primary Foods	1.2
Processed Foods	1.2
Branded Apparel	1.1
Other Natural Resources	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.1%
Online Distribution Networks	1.0
Personal Products	1.0
Analog and Mixed Signal Integrated Circuits	1.0
Search and Social Networks	1.0
Electric Regulated	1.0
Metals	0.9
End User Hardware	0.9
Healthcare Products Distribution	0.8
Accessories and Footwear	0.7
Industrial Conglomerates	0.7
Downstream	0.6
Internet Services	0.5
Drugstores	0.4
Consumer Paper Products	0.3
Medical Research Services and Equipment	0.3
Midstream	0.2
Consumer Services	0.1
Brokers and Dealers	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified LargeCap ETF(a)	93,998	$5,699,221
Syntax Stratified MidCap ETF(a)	20,162	668,816
Syntax Stratified SmallCap ETF(a)	8,375	334,389
TOTAL INVESTMENTS—99.9% (Cost $7,012,568)		6,702,426
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		3,450
NET ASSETS—100.0%		$6,705,876

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$14,471,787	$0	$(7,266,688)	$567,034	$(2,072,912)	$5,699,221	93,998	$—	$—
Syntax Stratified MidCap ETF	1,708,961	24,165	(836,500)	(50,872)	(176,938)	668,816	20,162	—	—
Syntax Stratified SmallCap ETF	815,106	43,985	(400,335)	(59,365)	(65,002)	334,389	8,375	—	—
Total	$16,995,854	$68,150	$(8,503,523)	$456,797	$(2,314,852)	$6,702,426	122,535	$—	$—

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	85.0%
Mid Cap ETF	9.9
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—81.8%
Syntax Stratified LargeCap ETF(a)	478,711	$29,024,870
Syntax Stratified MidCap ETF(a)	102,678	3,406,045
Syntax Stratified SmallCap ETF(a)	42,665	1,703,490
TOTAL EXCHANGE-TRADED FUNDS (Cost $37,255,291)		$34,134,405
TOTAL PURCHASED OPTIONS—18.2% (Cost $6,053,716)		$7,583,094
TOTAL INVESTMENTS—100.0% (Cost $43,309,007)		41,717,499
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		7,947
NET ASSETS—100.0%		$41,725,446

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$34,369,826	$3,299,229	$(3,391,389)	$110,047	$(5,362,843)	$29,024,870	478,711	$—	$—
Syntax Stratified MidCap ETF	4,058,767	471,710	(347,848)	(17,596)	(758,988)	3,406,045	102,678	—	—
Syntax Stratified SmallCap ETF	1,935,669	364,766	(167,817)	(35,887)	(393,241)	1,703,490	42,665	—	—
Total	$40,364,262	$4,135,705	$(3,907,054)	$56,564	$(6,515,072)	$34,134,405	624,054	$—	$—

ETF=Exchange Traded Fund

Purchased Call Options — 0.5%
Exchange-Traded Options — 0.5%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	438	$16,523,550	$1,084,990	$515	12/15/23	$197,538
Total						$197,538

Purchased Put Options — 17.7%
Exchange-Traded Options — 17.7%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	876	$33,047,100	$4,968,726	$455	12/15/23	$7,385,556
Total						$7,385,556
Total Purchased Options — 18.2%						$7,583,094

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
June 30, 2022 (Unaudited)

Written Call Options — (0.2)%
Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Proceeds Received	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	438	$16,523,550	$(401,337)	$575	12/15/23	$(77,964)
Total						$(77,964)
PORTFOLIO COMPOSITION
AS OF June 30, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	69.5%
Mid Cap ETF	8.2
Small Cap ETF	4.1
Purchased Options	18.2
Written Options	(0.2)
Other Assets in Excess of Liabilities	0.2
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified Total Market II ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified LargeCap ETF(a)	210,654	$12,772,226
Syntax Stratified MidCap ETF(a)	45,542	1,510,724
Syntax Stratified SmallCap ETF(a)	18,909	754,981
TOTAL INVESTMENTS—99.9% (Cost $14,921,901)		15,037,931
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		15,968
NET ASSETS—100.0%		$15,053,899

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value June 14, 2022*	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$—	$12,680,036	$—	$—	$92,190	$12,772,226	210,654	$—	$—
Syntax Stratified MidCap ETF	—	1,494,994	—	—	15,730	1,510,724	45,542	—	—
Syntax Stratified SmallCap ETF	—	746,871	—	—	8,110	754,981	18,909	—	—
Total	$—	$14,921,901	$—	$—	$116,030	$15,037,931	275,105	$—	$—

*	Commencement of operations.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.9%
Mid Cap ETF	10.0
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$93,965,922	$9,133,580	$16,991,776
Total Investments	93,965,922	9,133,580	16,991,776
Cash	144,409	—	3,934
Receivable for fund share sold	1,519,604	—	—
Receivable from investments sold	29,443	31,057	21,385
Dividends receivable	95,548	5,765	10,804
Total Assets	95,754,926	9,170,402	17,027,899
LIABILITIES
Due to Custodian	—	21,783	—
Payable for investments purchased	1,516,445	—	—
Accrued Management fee	22,644	2,546	5,800
Accrued Other fees	369	36	71
Total Liabilities	1,539,458	24,365	5,871
NET ASSETS	$94,215,468	$9,146,037	$17,022,028
NET ASSETS CONSISTS OF:
Paid in Capital	$90,374,736	$9,608,474	$17,180,095
Distributable earnings (loss)	3,840,732	(462,437)	(158,067)
NET ASSETS	$94,215,468	$9,146,037	$17,022,028
NET ASSET VALUE PER SHARE	$60.78	$33.26	$40.05
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,550,000	275,000	425,000
COST OF INVESTMENTS	$97,778,227	$9,416,528	$17,234,598

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$7,583,094	$—
Investments in securities of affiliated issuers	6,702,426	34,134,405	15,037,931
Total Investments	6,702,426	41,717,499	15,037,931
Cash	3,679	89,274	14,406
Cash at broker	—	10,196	—
Receivable for fund share sold	—	—	1,881,737
Dividends receivable	—	86	2,367
Tax reclaims receivable	—	—	211
Total Assets	6,706,105	41,817,055	16,936,652
LIABILITIES
Payable for investments purchased	—	—	1,881,723
Written options, at value	—	77,964	—
Accrued Management fee	199	13,474	1,004
Accrued Other fees	30	171	26
Total Liabilities	229	91,609	1,882,753
NET ASSETS	$6,705,876	$41,725,446	$15,053,899
NET ASSETS CONSISTS OF:
Paid in Capital	$6,550,528	$43,756,223	$14,835,013
Distributable earnings (loss)	155,348	(2,030,777)	218,886
NET ASSETS	$6,705,876	$41,725,446	$15,053,899
NET ASSET VALUE PER SHARE	$38.32	$37.93	$37.63
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	175,000	1,100,000	400,000
Investments in securities of unaffiliated issuers	$—	$6,053,716	$—
Investments in securities of affiliated issuers	7,012,568	37,255,291	14,921,901
TOTAL COST OF INVESTMENTS	$7,012,568	$43,309,007	$14,921,901
WRITTEN OPTIONS PREMIUM	$—	$401,337	$—
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Six Months Ended 6/30/22 (Unaudited)	Six Months Ended 6/30/22 (Unaudited)	Six Months Ended 6/30/22 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $335, $0 and $103, respectively)	$944,529	$62,603	$126,595
Total Investment Income	944,529	62,603	126,595
EXPENSES
Management fee	220,172	20,821	42,950
Other fees	2,397	227	468
Miscellaneous Expenses	59	—	—
Total Expenses	222,628	21,048	43,418
Expense Waiver/Reimbursement	(73,391)	(4,627)	(4,772)
Net Expenses	149,237	16,421	38,646
NET INVESTMENT INCOME (LOSS)	795,292	46,182	87,949
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	(208,705)	(125,102)	(454,096)
Net realized gain (loss) from in-kind redemptions of investment securities	8,214,300	—	499,783
Net realized gain (loss)	8,005,595	(125,102)	45,687
Net change in unrealized appreciation/depreciation on investments	(23,908,062)	(1,777,182)	(4,541,548)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,902,467)	(1,902,284)	(4,495,861)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(15,107,175)	$(1,856,102)	$(4,407,912)

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
	Six Months Ended 6/30/22 (Unaudited)	Six Months Ended 6/30/22 (Unaudited)	For the Period 6/14/22(a) to 6/30/22 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $0, $0 and $300, respectively)	$—	$—	$3,442
Total Investment Income	—	—	3,442
EXPENSES
Management fee	42,158	224,625	4,128
Other fees	275	1,101	27
Total Expenses	42,433	225,726	4,155
Expense Waiver/Reimbursement	(40,320)	(139,821)	(3,124)
Net Expenses	2,113	85,905	1,031
NET INVESTMENT INCOME (LOSS)	(2,113)	(85,905)	2,411
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	(5,894)	23,324
Net realized gain (loss) from transactions in affiliated investment securities	349	(4,999)	—
Net realized gain (loss) from in-kind redemptions of investment securities	—	—	77,121
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	456,448	61,563	—
Net realized gain (loss) from transactions in written options	—	19,920	—
Net realized gain (loss)	456,797	70,590	100,445
Net change in unrealized appreciation/depreciation on investments	—	2,196,720	—
Net change in unrealized appreciation/depreciation on affiliated investments	(2,314,852)	(6,515,072)	116,030
Net change in unrealized appreciation/depreciation on written options	—	451,295	—
Net change in unrealized appreciation/depreciation	(2,314,852)	(3,867,057)	116,030
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,858,055)	(3,796,467)	216,475
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,860,168)	$(3,882,372)	$218,886

(a)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$795,292	$1,123,302	$46,182	$62,501
Net realized gain (loss)	8,005,595	5,533,657	(125,102)	487,191
Net change in unrealized appreciation/depreciation	(23,908,062)	11,995,507	(1,777,182)	632,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,107,175)	18,652,466	(1,856,102)	1,182,247
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(1,189,175)	—	(234,274)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	23,680,984	61,152,050	821,052	6,815,911
Cost of Shares Redeemed	(23,166,404)	(11,919,869)	—	(1,003,463)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	514,580	49,232,181	821,052	5,812,448
Contribution from Sub-Adviser	123,526	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(14,469,069)	66,695,472	(1,035,050)	6,760,421
NET ASSETS AT BEGINNING OF PERIOD	108,684,537	41,989,065	10,181,087	3,420,666
NET ASSETS AT END OF PERIOD	$94,215,468	$108,684,537	$9,146,037	$10,181,087
SHARE TRANSACTIONS:
Shares sold	375,000	950,000	25,000	175,000
Shares redeemed	(350,000)	(175,000)	—	(25,000)
NET INCREASE (DECREASE)	25,000	775,000	25,000	150,000

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	For the Period 3/18/21(a) to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$87,949	$185,213	$(2,113)	$234,037
Net realized gain (loss)	45,687	3,671,700	456,797	444,307
Net change in unrealized appreciation/depreciation	(4,541,548)	422,221	(2,314,852)	2,004,710
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,407,912)	4,279,134	(1,860,168)	2,683,054
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(1,521,147)	—	(246,920)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	1,186,976	7,862,252	—	21,000,000
Cost of Shares Redeemed	(1,193,073)	(6,436,337)	(8,466,384)	(6,403,706)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(6,097)	1,425,915	(8,466,384)	14,596,294
Contribution from Sub-Adviser	26,029	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(4,387,980)	4,183,902	(10,326,552)	17,032,428
NET ASSETS AT BEGINNING OF PERIOD	21,410,008	17,226,106	17,032,428	—
NET ASSETS AT END OF PERIOD	$17,022,028	$21,410,008	$6,705,876	$17,032,428
SHARE TRANSACTIONS:
Shares sold	25,000	150,000	—	525,000
Shares redeemed	(25,000)	(125,000)	(200,000)	(150,000)
NET INCREASE (DECREASE)	—	25,000	(200,000)	375,000

(a)	Fund commenced operations on March 18, 2021.

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified U.S. Total Market Hedged ETF		Syntax Stratified Total Market II ETF
	Six Months Ended 6/30/22 (Unaudited)	For the Period 6/15/21(a) to 12/31/21	For the Period 6/14/22(b) to 6/30/22 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(85,905)	$484,577	$2,411
Net realized gain (loss)	70,590	(2,029,580)	100,445
Net change in unrealized appreciation/depreciation	(3,867,057)	2,598,922	116,030
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,882,372)	1,053,919	218,886
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(484,945)	—
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	4,048,280	88,308,024	18,582,641
Cost of Shares Redeemed	(3,967,526)	(43,349,934)	(3,747,628)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	80,754	44,958,090	14,835,013
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(3,801,618)	45,527,064	15,053,899
NET ASSETS AT BEGINNING OF PERIOD	45,527,064	—	—
NET ASSETS AT END OF PERIOD	$41,725,446	$45,527,064	$15,053,899
SHARE TRANSACTIONS:
Shares sold	100,000	2,200,000	500,000
Shares redeemed	(100,000)	(1,100,000)	(100,000)
NET INCREASE	—	1,100,000	400,000

(a)	Fund commenced operations on June 15, 2021.
(b)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 1/2/19(a) to 12/31/19
Net asset value, beginning of period	$71.27	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.54	0.92	0.88	0.84
Net realized and unrealized gain (loss)	(11.11)	15.14	5.29	10.68
Total from investment operations	(10.57)	16.06	6.17	11.52
Contribution from Sub-Adviser	0.08	—	—	—
Less Distributions from:
Net investment income	—	(0.78)	(0.82)	(0.79)
Net realized gains	—	—	(0.09)	—
Net asset value, end of period	$60.78	$71.27	$55.99	$50.73
Total return(c)	(14.71)%(d),(e)	28.76%	12.18%	28.81%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$94,215	$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.80%(f)
Net expenses(g)	0.30%(f)	0.30%	0.30%	0.30%(f)
Net investment income (loss)(g)	1.63%(f)	1.39%	1.83%	1.80%(f)
Portfolio turnover rate(h)	18%(e)	25%	36%	34%(e)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	If the Sub-Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (14.82)%.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	For the Period 1/16/20(a) to 12/31/20
Net asset value, beginning of period	$40.72	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.18	0.31	0.29
Net realized and unrealized gain (loss)	(7.64)	7.14	4.22
Total from investment operations	(7.46)	7.45	4.51
Less Distributions from:
Net investment income	—	(0.28)	(0.30)
Net realized gains	—	(0.66)	—
Net asset value, end of period	$33.26	$40.72	$34.21
Total return(c)	(18.33)%(d)	21.95%	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$9,146	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%(e)
Net expenses(f)	0.35%(e)	0.34%	0.30%(e)
Net investment income (loss)(f)	1.00%(e)	0.77%	1.10%(e)
Portfolio turnover rate(g)	22%(d)	50%	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	For the Period 5/28/20(a) to 12/31/20
Net asset value, beginning of period	$50.38	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21	0.45	0.20
Net realized and unrealized gain (loss)	(10.60)	10.44	13.24
Total from investment operations	(10.39)	10.89	13.44
Contribution from Sub-Adviser	0.06	—	—
Less Distributions from:
Net investment income	—	(0.47)	(0.19)
Net realized gains	—	(3.11)	(0.18)
Net asset value, end of period	$40.05	$50.38	$43.07
Total return(c)	(20.50)%(d),(e)	25.72%	44.82%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$17,022	$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%(f)
Net expenses(g)	0.40%(f)	0.37%	0.30%(f)
Net investment income (loss)(g)	0.92%(f)	0.87%	0.93%(f)
Portfolio turnover rate(h)	27%(e)	40%	40%(e)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	If the Sub-Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (20.62)%.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

	Syntax Stratified U.S. Total Market ETF
	Six Months Ended 6/30/22 (Unaudited)	For the Period 3/18/21(a) to 12/31/21
Net asset value, beginning of period	$45.42	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)	0.56
Net realized and unrealized gain (loss)	(7.09)	5.52
Total from investment operations	(7.10)	6.08
Net investment income	—	(0.62)
Net realized gains	—	(0.04)
Net asset value, end of period	$38.32	$45.42
Total return(c)	(15.63)%(d)	15.20%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$6,706	$17,032
Ratios to average net assets:
Total expenses	0.75%(e)	0.76%(e)
Net expenses(f)	0.04%(e)	0.05%(e)
Net investment income (loss)(f)	(0.04)%(e)	1.64%(e)
Portfolio turnover rate(g)	0%(d),(h)	2%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
(h)	Amount is less than 0.5%.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

	Syntax Stratified U.S. Total Market Hedged ETF
	Six Months Ended 6/30/22 (Unaudited)	For the Period 6/15/21(a) to 12/31/21
Net asset value, beginning of period	$41.39	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.08)	0.43
Net realized and unrealized gain (loss)	(3.38)	1.00(c)
Total from investment operations	(3.46)	1.43
Net investment income	—	(0.44)
Net asset value, end of period	$37.93	$41.39
Total return(d)	(8.35)%(e)	3.54%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$41,725	$45,527
Ratios to average net assets:
Total expenses	1.00%(f)	1.00%(f)
Net expenses(g)	0.38%(f)	0.38%(f)
Net investment income (loss)(g)	(0.38)%(f)	1.96%(f)
Portfolio turnover rate(h)	2%(e)	88%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified Total Market II ETF
For the Period 6/14/22(a) to 6/30/22 (Unaudited)
Net asset value, beginning of period	$37.04
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss)	0.58
Total from investment operations	0.59
Net asset value, end of period	$37.63
Total return(c)	1.60%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$15,054
Ratios to average net assets:
Total expenses	0.75%(e)
Net expenses(f)	0.19%(e)
Net investment income (loss)(f)	0.44%(e)
Portfolio turnover rate(g)	8%(d)

(a)	Fund commenced operations on June 14, 2022.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
June 30, 2022 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF (each a “Fund”, and collectively, the "Funds"), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (”1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an ”Underlying Fund” and collectively, the ”Syntax Underlying Funds" or "Underlying Funds”), exchange traded funds (”ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments (the "Options Sub-Adviser") utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  1—Organization–(continued)
The Syntax Stratified Total Market II ETF seeks to obtain capital growth that exceeds the performance of the 1500 Index over a full market cycle by investing in ETFs or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year or period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies used by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020, the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 and Syntax Stratified Total Market II ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 14, 2022 (the “Transactions”). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. The Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective Series prior to the Transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Net assets and other attributes contributed for Syntax Stratified U.S. Total Market Hedged ETF were $4,064,100 in cash and securities at fair market of $39,364,199 and unrealized appreciation of $19,014,829, in exchange for 1,075,000 shares at a NAV of $40.40. Net assets and other attributes contributed for Syntax Stratified Total Market II ETF were $8,150,000 in cash and securities at fair market of $3,888,326 and unrealized appreciation of $1,363,061 in exchange for 325,000 shares at a NAV of $37.04. The fair value of assets contributed for Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF became the new cost basis for financial reporting purposes.
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees ("Trustees") of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
The following table summarizes the value of each Fund’s investments within the fair value hierarchy as of June 30, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$93,965,922	$—	$—	$93,965,922
Total	$93,965,922	$—	$—	$93,965,922
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$9,133,580	$—	$—	$9,133,580
Total	$9,133,580	$—	$—	$9,133,580
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$16,991,776	$—	$—	$16,991,776
Total	$16,991,776	$—	$—	$16,991,776
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$6,702,426	$—	$—	$6,702,426
Total	$6,702,426	$—	$—	$6,702,426
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$34,134,405	$—	$—	$34,134,405
Purchased Options	$7,583,094	$—	$—	$7,583,094
Total	$41,717,499	$—	$—	$41,717,499
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(77,964)	$—	$—	$(77,964)
Total	$(77,964)	$—	$—	$(77,964)
Syntax Stratified Total Market II ETF
INVESTMENTS:
Exchange-Traded Funds	$15,037,931	$—	$—	$15,037,931
Total	$15,037,931	$—	$—	$15,037,931
Refer to the Schedule of Investments for industry classifications.
Distributions
The Funds declare and distribute dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Cash
Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs
Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes
For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distribute substantially all of its ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified SmallCap ETF and Syntax Stratified U.S. Total Market ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the period ended June 30, 2022.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
At June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$97,778,227	$4,998,734	(8,811,039)	(3,812,305)
Syntax Stratified MidCap ETF	9,416,528	769,694	(1,052,642)	(282,948)
Syntax Stratified SmallCap ETF	17,234,598	2,084,594	(2,327,416)	(242,822)
Syntax Stratified U.S. Total Market ETF	7,012,568	—	(310,142)	(310,142)
Syntax Stratified U.S. Total Market Hedged ETF	43,309,007	2,740,203	(4,008,338)	(1,268,135)
Syntax Stratified Total Market II ETF	14,921,901	116,030	—	116,030
Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  3—Derivative Financial Instruments–(continued)
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$7,583,094	$7,583,094
Total	$7,583,094	$7,583,094

Liability Derivatives
Location	Equity Contracts	Total
Written options:
Written options, at value	$(77,964)	$(77,964)
Total	$(77,964)	$(77,964)
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure for the period ended June 30, 2022.
Realized Gain (Loss) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options	$(5,894)	$(5,894)
Written options	$19,920	$19,920
Total	$14,026	$14,026

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options	$2,196,720	$2,196,720
Written options	$451,295	$451,295
Total	$2,648,015	$2,648,015
The following is a summary of the ending monthly average volume on derivative activity during the periods ended June 30, 2022.
Options:
Average value of option contracts purchased	$6,103,001
Average value of option contracts written	(288,489)

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  4—Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year or period ended June 30, 2022, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$18,805,868	$17,941,624
Syntax Stratified MidCap ETF	2,162,407	2,093,440
Syntax Stratified SmallCap ETF	5,167,877	5,256,913
Syntax Stratified U.S. Total Market ETF	68,150	36,936
Syntax Stratified U.S. Total Market Hedged ETF	803,711	1,025,207
Syntax Stratified Total Market II ETF	12,084,681	1,249,521
For the year or period ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains (losses) in the amounts as follows:
	In-kind Contributions	In-kind Redemptions
Syntax Stratified LargeCap ETF	$23,641,828	$23,100,897
Syntax Stratified MidCap ETF	821,040	—
Syntax Stratified SmallCap ETF	1,186,716	973,590
Syntax Stratified U.S. Total Market ETF	—	8,466,588
Syntax Stratified U.S. Total Market Hedged ETF	3,706,513	3,432,738
Syntax Stratified Total Market II ETF	7,922,326	3,935,977
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). The capital shares are only redeemable in Creation Unit aggregations. Transactions in shares of each Fund are disclosed in detail on the Statements of Changes in Net Assets. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities (“Deposit Securities”) and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $1,250, $1,000 and $1,500 for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, respectively. The standard transaction fee charge is $50 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF.
The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified Total Market II ETF	0.75%
Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2023 for Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF and through June 7, 2023 for Syntax Stratified Total Market II ETF. The Advisor reimbursed management fees of $17,836, $61,203 and $922 for acquired fund fees and expenses in affiliated funds for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, respectively. These amounts are included in Expense Waiver/Reimbursement in the Statements of Operations.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses (only with respect to each of the Syntax Stratified LargeCap, MidCap and SmallCap ETFs), (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the year or period ended June 30, 2022 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$73,391
Syntax Stratified MidCap ETF	4,627
Syntax Stratified SmallCap ETF	4,772
Syntax Stratified U.S. Total Market ETF	22,484
Syntax Stratified U.S. Total Market Hedged ETF	78,618
Syntax Stratified Total Market II ETF	2,202
Subject to approval by the Funds’ Board of Trustees, any waiver and/or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. At June 30, 2022, the waivers and reimbursements subject to repayment is as follows:
	2022	2023	2024	2025
Syntax Stratified LargeCap ETF	$136,922	$47,244	$120,877	$73,391
Syntax Stratified MidCap ETF	—	3,931	9,028	4,627
Syntax Stratified SmallCap ETF	—	11,425	17,104	4,772
Syntax Stratified U.S. Total Market ETF	—	—	58,102	22,484
Syntax Stratified U.S. Total Market Hedged ETF	—	—	86,619	78,618
Syntax Stratified Total Market II ETF	—	—	—	2,202
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds. It performs both the day-to-day management of the Funds and places orders for the purchase and sale of individual securities for the Funds (equity portfolio only in the case of SHUS). Syntax Advisors compensates Vantage for its services to the Funds.
Swan Global Investments, LLC ("Swan") serves as the options sub-adviser to SHUS. It performs both the day-to-day management of the option strategy for SHUS, and places orders for the purchase and sale of options for SHUS. Syntax Advisors compensates Swan for its services to the Funds.
During the period ended June 30, 2022, the Sub-Adviser made contributions to Syntax Stratified LargeCap ETF and Syntax Stratified SmallCap ETF in the amounts of $123,526 and $26,029, respectively, in connection with trading matters.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  8—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  8—Risks–(continued)
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underlying Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)

Note  8—Risks–(continued)
volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  9—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Syntax ETF Trust
Other Information
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$852.90	$1.38	$1,023.30	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.35%	$816.70	$1.58	$1,023.10	$1.76

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
June 30, 2022 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.40%	$795.00	$1.78	$1,022.80	$2.01

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market ETF	0.04%	$843.70	$0.18	$1,024.60	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market Hedged ETF	0.38%	$916.50	$1.81	$1,022.90	$1.91

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified Total Market II ETF	0.19%	$1,016.00	$0.08	$1,023.90	$0.95

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 16 and 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Funds’ Board of Trustees has designated the investment adviser to serve as the administrator of the Program and the related procedures. As part of the Program, the administrator reviews each Fund’s investment strategy and the liquidity of its investments, short-term and long-term cash flow projections, and the relationship between the Fund’s portfolio liquidity and its arbitrage mechanism and its efficiency including the prices and spreads at which a Fund’s shares trade. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s’ liquidity risk, and is responsible for making certain reports to the Funds’ Board of Trustees and the Securities and Exchange Commission (SEC) regarding the liquidity of each Fund’s’ investments, and to notify the Board of Trustees and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Funds’ portfolio investments is based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Funds’ Board of Trustees, the administrator provided a written report to the Funds’ Board of Trustees pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period June 1, 2021 through May 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor each Funds’ liquidity risk.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Syntax ETF Trust
Other Information  (continued)
June 30, 2022 (Unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements
At a meeting held in March 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals under the same terms and conditions of the original Investment Advisory Agreement and each of the Sub-Advisory Agreements (collectively, the “Agreements”) between the Trust and Syntax Advisors, LLC (the “Advisor” or “Syntax”) and Vantage Consulting Group Inc. (the “Sub-Adviser”) and Swan Global Investments Inc. (the “Options Sub-Adviser”, and together with the “Sub-Adviser”, the “Sub-Advisers”) with respect to new Series of the Trust: the Syntax Stratified Total Market II ETF , as well as renewals for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and the Syntax Stratified U.S. Total Market Hedged ETF (collectively, the “Syntax ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested and received such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Advisor and the Sub-Advisers, as applicable, with respect to the Syntax ETFs under the Agreements, (ii) investment performance of the Syntax ETFs, (iii) profits realized by the Advisor and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Advisor, and (vi) extent to which economies of scale would be shared as the Syntax ETFs grow.
Nature, Extent and Quality of the Services to be Provided. The Trustees considered the nature, extent and quality of the services expected to be provided by the Advisor and Sub-Advisers. In particular, the Trustees considered the proposed investment strategies and approach for the various Syntax ETFs; the experience, capability and integrity of Syntax’s senior management; the financial resources of Syntax; Syntax’s management oversight process; the continuous and regular portfolio management services to be provided by the Sub-Advisers; the experience of the Sub-Advisers with the proposed investment strategies; and the professional qualifications and experience of each Sub-Adviser’s portfolio management team. The Trustees also considered the advisory and other services to be provided by Syntax.
Based on these and other considerations, the Trustees determined that Syntax and each of the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the proposed investment programs for the applicable Syntax ETFs.
Investment Performance. The Trustees considered the Sub-Advisers’ past performance, investment advisory experience, capabilities and resources. The Trustees recognized that not all Syntax ETF strategies are yet in existence and therefore had no historical performance as ETFs for the Trustees to review. However, the Trustees considered the performance history of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and the Syntax Stratified U.S. Total Market Hedged ETF and they considered Syntax’s representation of simulated back-tested performance for strategy performance. On the basis of this information and the Trustees’ assessment of the nature, extent and quality of the services to be provided by Syntax and the Sub-Advisers, the Trustees concluded that the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Syntax ETFs’ proposed investment objectives, policies and strategies.
Advisory and Sub-Advisory Fees and Total Expense Ratio. The Trustees considered the proposed unitary fee and anticipated total expense ratios of the Syntax ETFs, including information comparing the advisory fees and total expense ratios of the Syntax ETFs to the investment advisory fees and total expense ratios of comparable investment companies in their respective peer universes. The Trustees also considered the applicable fees to be charged by each of the Sub-Advisers for their respective sub-advisory services. The Trustees further noted that Syntax proposed to enter into an expense limitation arrangement with the Syntax ETFs, which could result in Syntax waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Trustees determined that the advisory and sub-advisory fees to be received by Syntax and the Sub-Advisers under the Agreements are reasonable in light of the services to be provided.

Syntax ETF Trust
Other Information  (continued)
June 30, 2022 (Unaudited)

Cost of Services to be Provided and Profitability. The Trustees noted that certain of the Syntax ETFs were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Trustees considered comparable information for the operational Syntax ETFs and the nature of the unitary fee structure under which the Advisor pays most other service provider fees out of its management fee for the Syntax ETFs. They reviewed projected profitability information provided by Syntax regarding its costs of procuring advisory services as well as the costs of providing administration, transfer agency and other services to the Syntax ETFs. Based on this information, the Trustees determined that the profitability of Syntax and its affiliates from their relationships with the Syntax ETFs was not anticipated to be excessive.
Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Trustees noted that they would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by the Syntax ETFs to Syntax, and the sub-advisory fees payable by Syntax to the Sub-Advisers, in light of any economies of scale experienced in the future.
Fall-Out Benefits. The Trustees considered any other benefits expected to be derived by Syntax, its affiliates, and/or the Sub-Advisers from their relationships with the Syntax ETFs. No such benefits were expected. The Trustees noted that they would have the opportunity in the future to review the benefits over time.
Other Considerations. The Trustees considered the investment objectives of the Syntax ETFs and noted the addition of the Syntax Stratified Total Market II ETF as an enhancement to Syntax’s ETF product offerings. The Trustees noted that Syntax has made a commitment to the recruitment and retention of quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Syntax ETFs in a professional manner that is consistent with the best interests of the Syntax ETFs and their shareholders. In this regard, the Trustees favorably considered Syntax’s procedures and policies to enforce compliance and oversee the portfolio management activities of the Sub-Advisers.
Conclusion. After consideration of the factors described above, none of which was dispositive in and of itself and may have been weighed differently by each Trustee, as well as other secondary factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreements would be in the best interests of the Syntax ETFs and their respective shareholders and unanimously approved the Agreements.

Syntax ETF Trust
Other Information  (continued)
June 30, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Item 2:	Code of Ethics.

Not applicable for semi-annual reports

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent registered public accounting firm. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 2, 2022

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	September 2, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer